united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22718

Two Roads Shared Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

Richard Malinowski, Gemini Fund Services, LLC.

4221 North 203rd Street, Suite 100, Elkhorn, NE 68022

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 10/31

Date of reporting period: 4/30/20

Item 1. Reports to Stockholders.

Advised by Redwood Investment Management, LLC

Semi-Annual Report

April 30, 2020

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of the Redwood Funds. Such offering is made only by prospectus, which includes details as to the Funds' offering prices, investment objectives, risks, fees and expenses. Investors are reminded to read the prospectus carefully before investing in a Fund.

T: 1-855-RED-FUND (733-3863) www.redwoodmutualfunds.com

Redwood Funds

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website www.redwoodmutualfunds.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically or to continue receiving paper copies of shareholder reports, which are available free of charge, by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by following the instructions included with paper Fund documents that have been mailed to you.

Dear Shareholder,

Redwood Managed Volatility Fund (RWDIX): -6.44%*

*	Class I – From November 1, 2019 through April 30, 2020

Source: Gemini Fund Services.

During the Redwood Managed Volatility Fund’s (the “Fund”) fiscal first half of the year, the Federal Reserve cut interest rates and yields subsequently fell. The U.S. 10-Year Treasury Bond Yield fell from a peak of 1.94% (11/08/19, Source: Bloomberg) to a low of 0.54% (03/09/20, Source: Bloomberg).

During the period, the Fund posted a loss of -6.44% (Source: Gemini). The Bank of America Merrill Lynch US Treasuries 3-5 Year Index posted a gain of 5.31%. The Fund’s performance was mainly driven by a volatile environment caused by Covid-19 fears, which contributed to risk markets to sell off aggressively during calendar Q1 of 2020. Utilizing our quantitative risk-management process, the Fund remained predominantly in a defensive position. The Fund in the fiscal first half of the year derived most of its total return from derivative products, such as total-return swaps and CDX, tied to U.S. corporate high-yield bond exposure, during what we believe to be favorable risk-adjusted environments.

Capital markets are infinitely complex. Every day, new information becomes available that changes the risk and return dynamic of any investment. In our view, capital markets are only a tool to capture opportunities in favorable risk-return dynamic, wherever they exist to work towards an investor’s long-term goal or objective. We do not attempt to forecast or suggest what may lie ahead. Instead, we utilize a disciplined, quantitative approach, aiming to minimize the subjectivity of investing.

The views in this report are those of the Fund’s management. This report contains certain forward-looking statements about factors that may affect the performance of the Fund in the future. These statements are based on the Fund’s management’s predictions and expectations concerning certain future events such as the performance of the economy as a whole and of specific industry sectors. Management believes these forward-looking statements are reasonable, although they are inherently uncertain and difficult to predict.

Dear Shareholder,

Redwood Managed Municipal Income Fund (RWMIX): -5.50%*

*	Class I – From November 1, 2019 through April 30, 2020

Source: Gemini Fund Services.

During the Redwood Managed Income Municipal Fund’s (the “Fund”) fiscal first half of the year, the Federal Reserve cut interest rates and yields subsequently fell. The U.S. 10-Year Treasury Bond Yield fell from a peak of 1.94% (11/08/19, Source: Bloomberg) to a low of 0.54% (03/09/20, Source: Bloomberg).

During the period, the Fund posted a loss of -5.50% (Source: Gemini). The Bloomberg Barclays Municipal Bond Index posted a loss of -1.33%. The Fund’s performance was mainly driven by the volatile environment caused by Covid-19 fears, leading to an aggressive market sell off during calendar Q1 of 2020. As a result, credit spreads widened to multi-year highs and high yield municipal bond prices fell. At the start of the period, the Fund was mostly invested in high-yield municipal bond funds, but utilizing our quantitative risk-management process, the Fund sold risk-assets and moved predominantly into a defensive position.

Capital markets are infinitely complex. Every day, new information becomes available that changes the risk and return dynamic of any investment. In our view, capital markets are only a tool to capture opportunities in favorable risk-return dynamic, wherever they exist to work towards an investor’s long-term goal or objective. We do not attempt to forecast or suggest what may lie ahead. Instead, we utilize a quantitative approach, aiming to minimize the subjectivity of investing.

The views in this report are those of the Fund’s management. This report contains certain forward-looking statements about factors that may affect the performance of the Fund in the future. These statements are based on the Fund’s management’s predictions and expectations concerning certain future events such as the performance of the economy as a whole and of specific industry sectors. Management believes these forward-looking statements are reasonable, although they are inherently uncertain and difficult to predict.

Dear Shareholder,

Redwood AlphaFactor® Tactical Core Fund (RWTIX): -29.06%*

*	Class I – From November 1, 2019 through April 30, 2020

Source: Gemini Fund Services.

During the Redwood AlphaFactor® Tactical Core Fund’s (the “Fund”) fiscal first half of the year, U.S. large-cap equities, represented by the S&P 500 Index** sold-off aggressively during calendar Q1 of 2020 due to Covid-19 fears, at one point reaching a drawdown of almost -34%. The volatility spike put pressure on all risk assets. The Federal Reserve stepped-in by providing market liquidity and cutting rates, and the U.S. policy makers enacted stimulus support bills.

During the period, the Fund posted a loss of -29.06% (Source: Gemini). The S&P 500 Index posted a loss of -3.16%. During most of the period, the Fund was invested in a portfolio of stocks following its quantitative methodology. However, the Fund went into a defensive, or risk-off, position, as a response to our quantitative, tactical risk management process that incorporates technical and fundamental factors suggesting a higher risk environment. The defensive position achieved the objective of helping to limit drawdown, with peak to trough drawdown of -29% vs. the S&P 500 Index’s peak to trough drawdown of almost -34%. However, in 2020, the Fund did not reinvest back into equities, thereby missing a portion of the recovery in equities. In calendar Q4 of 2019, the Fund’s under-exposure to factors such as growth and size contributed to equity underperformance versus the S&P 500 Index. This short-term underperformance does not alter the larger body of research by Redwood and others that indicates growth and large cap size factors do not add value over longer periods of time on a risk adjusted basis versus the opposite factor exposures of value and smaller cap size. The Fund will continue to implement its disciplined quantitative stock selection and risk management processes based on the larger body of research.

Capital markets are infinitely complex. Every day, new information becomes available that changes the risk and return dynamic of any investment. In our view, capital markets are only a tool to capture opportunities in favorable risk-return dynamic, wherever they exist to work towards an investor’s long-term goal or objective. We do not attempt to forecast or suggest what may lie ahead. Instead, we utilize a quantitative approach, aiming to minimize the subjectivity of investing.

**	Standard and Poor’s 500 Total Return Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expenses of investing.

The views in this report are those of the Fund’s management. This report contains certain forward-looking statements about factors that may affect the performance of the Fund in the future. These statements are based on the Fund’s management’s predictions and expectations concerning certain future events such as the performance of the economy as a whole and of specific industry sectors. Management believes these forward-looking statements are reasonable, although they are inherently uncertain and difficult to predict.

Dear Shareholder,

Redwood AlphaFactor® Tactical International Fund (RWIIX): -4.11%*

*	Class I – From November 1, 2019 through April 30, 2020

Source: Gemini Fund Services.

During the Redwood AlphaFactor® Tactical International Fund’s (the “Fund”) fiscal first half of the year, international equities, represented by the MSCI All Country World ex-US Index** (MSCI ACWI ex-US) sold-off aggressively due to Covid19 fears during calendar Q1 of 2020 before rebounding slightly, at one point reaching a drawdown of almost -35%. The volatility spike put pressure on all risk assets.

During the period, the Fund posted a loss of -4.11% (Source: Gemini). The MSCI ACWI ex-US posted a loss of -13.22. During most of the period, the fund was invested in a portfolio of international stock exposure following its quantitative methodology. However, the fund went into a defensive, or risk-off, position during the end of Q1 2020 as a response to our quantitative, tactical risk management process that incorporates technical and fundamental factors suggesting a higher risk environment. The defensive position achieved the objective of helping to limit drawdown, with peak to trough drawdown of -12.2% vs. the MSCI ACWI ex US peak to trough drawdown of -34.6%. International equities also lagged U.S. equities – perhaps a function of global trade risk. The Fund will continue to implement its disciplined quantitative stock selection and risk management process.

Capital markets are infinitely complex. Every day, new information becomes available that changes the risk and return dynamic of any investment. In our view, capital markets are only a tool to capture opportunities in favorable risk-return dynamic, wherever they exist to work towards an investor’s long-term goal or objective. We do not attempt to forecast or suggest what may lie ahead. Instead, we utilize a quantitative approach, aiming to minimize the subjectivity of investing.

**	The Morgan Stanley Capital International All Country World Index Ex-U.S. (MSCI ACWI Ex-U.S.) is a market-capitalization-weighted index maintained by Morgan Stanley Capital International (MSCI). It is designed to provide a broad measure of stock performance throughout the world, with the exception of U.S.-based companies. The MSCI All Country World Index Ex-U.S. includes both developed and emerging markets. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expenses of investing.

The views in this report are those of the Fund’s management. This report contains certain forward-looking statements about factors that may affect the performance of the Fund in the future. These statements are based on the Fund’s management’s predictions and expectations concerning certain future events such as the performance of the economy as a whole and of specific industry sectors. Management believes these forward-looking statements are reasonable, although they are inherently uncertain and difficult to predict.

Dear Shareholder,

Redwood Systematic Macro Trend (“SMarT”) Fund (RWSIX): 3.48%*

*	Class I – From November 1, 2019 through April 30, 2020

Source: Gemini Fund Services.

During the Redwood Systematic Macro Trend (“SMarT”) Fund’s (the “Fund”) fiscal first half of the year, U.S. large-cap equities, represented by the S&P 500 Index** sold-off aggressively during calendar Q1 of 2020 due to Covid19 fears before rebounding, at one point reaching a drawdown of almost -34%. The volatility spike put pressure on all risk assets. Equities, however rounded off its lows, potentially due to the multitude of fiscal and monetary policies designed to bring the economy back on track.

During the period, the Fund posted gains of 3.48% (Source: Gemini). The S&P 500 Index posted a loss of -3.16%. During most of the period, the Fund was invested in a combination of exposures including U.S. equity and total return swaps tied to convertible bonds, preferred stocks, high yield corporate bonds. However, the Fund went into a defensive, or risk-off, position during the market downturn at the end of Q1 2020 as a response to our quantitative, tactical risk management process that incorporates technical and fundamental factors suggesting a higher risk environment. The defensive position achieved the objective of helping to limit drawdown, with peak to trough drawdown less than -14% vs. the S&P 500 Index peak to trough drawdown of greater than -33%. The Fund will continue to implement its disciplined quantitative security selection and risk management process.

Capital markets are infinitely complex. Every day, new information becomes available that changes the risk and return dynamic of any investment. In our view, capital markets are only a tool to capture opportunities in favorable risk-return dynamic, wherever they exist to work towards an investor’s long-term goal or objective. We do not attempt to forecast or suggest what may lie ahead. Instead, we utilize a quantitative approach, aiming to minimize the subjectivity of investing.

**	Standard and Poor’s 500 Total Return Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expenses of investing.

The views in this report are those of the Fund’s management. This report contains certain forward-looking statements about factors that may affect the performance of the Fund in the future. These statements are based on the Fund’s management’s predictions and expectations concerning certain future events such as the performance of the economy as a whole and of specific industry sectors. Management believes these forward-looking statements are reasonable, although they are inherently uncertain and difficult to predict.

Dear Shareholder,

Redwood Activist Leaders™ (RWLIX): -15.80%*

*	Class I – From November 1, 2019 through April 30, 2020

Source: Gemini Fund Services.

During the Redwood Activist Leaders™ Fund’s (the “Fund”) fiscal first half of the year, U.S. large-cap equities, represented by the S&P 500 Index** sold-off aggressively during calendar Q1 of 2020 due to Covid19 fears before rebounding, at one point reaching a drawdown of almost -34% in 2020. The volatility spike put pressure on all risk assets. Equities, however rounded off its lows, potentially due to the multitude of fiscal and monetary policies designed to bring the economy back on track.

During the period, the Fund posted a loss of -15.80% (Source: Gemini). The S&P 500 Index posted a loss of -3.16%. During most of the period, the fund was invested in a portfolio of stocks based on its quantitative process rooted in 13D filings. The Fund is expected to have higher volatility than U.S. large cap indices, as the goal is to invest in stocks subject to activism, which may impact a stock’s volatility on the upside and the downside. The strategy also has, on average, a lower market capitalization, and a portfolio composition that reflects value factors more than growth factors relative to the S&P 500 Index.

Capital markets are infinitely complex. Every day, new information becomes available that changes the risk and return dynamic of any investment. In our view, capital markets are only a tool to capture opportunities in favorable risk-return dynamic, wherever they exist to work towards an investor’s long-term goal or objective. We do not attempt to forecast or suggest what may lie ahead. Instead, we utilize a quantitative approach, aiming to minimize the subjectivity of investing.

**	Standard and Poor’s 500 Total Return Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expenses of investing.

The views in this report are those of the Fund’s management. This report contains certain forward-looking statements about factors that may affect the performance of the Fund in the future. These statements are based on the Fund’s management’s predictions and expectations concerning certain future events such as the performance of the economy as a whole and of specific industry sectors. Management believes these forward-looking statements are reasonable, although they are inherently uncertain and difficult to predict.

3697-NLD-6/26/2020

Redwood Managed Volatility Fund
PORTFOLIO REVIEW
April 30, 2020 (Unaudited)

The Fund’s performance figures* for the periods ended April 30, 2020, compared to its benchmark:

			Annualized Three	Annualized Five	Annualized Since
	Six Months	One Year	Years	Years	Inception(a)
Class I	(6.44)%	(4.52)%	0.30%	2.30%	2.12%
Class N	(6.53)%	(4.77)%	0.04%	2.05%	1.88%
Class Y	(6.39)%	(4.42)%	0.37%	2.37%	2.23%
Bank of America Merrill Lynch 3-5 Yr Treasury Index (b)	5.31%	9.19%	4.01%	2.90%	2.80%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses after expense waiver are 1.58% for Class I shares, 1.84% for Class N shares, and 1.49% for Class Y shares per the February 28, 2020 prospectus, as supplemented. The Fund’s advisor has contractually agreed to reduce the Fund’s fees and/or absorb expenses of the Fund until at least March 1, 2021 to ensure that total annual Fund operating expenses after expense waiver and reimbursement (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions; acquired fund fees and expenses; borrowing costs, such as interest and dividend expenses on securities sold short; taxes; and extraordinary expenses, such as litigation expenses) will not exceed 1.67%, 1.92% and 1.43% of average daily net assets attributable to Class I, Class N and Class Y shares, respectively. This agreement may be terminated by the Fund’s Board of Trustees on 60 days’ written notice to the advisor. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years of when the amount was waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits as well as any expense limitation that was in effect at the time the waiver or reimbursement was made. For performance information current to the most recent month-end, please call toll-free 1-855-733-3863.

(a)	Redwood Managed Volatility Fund commenced operations on December 19, 2013.

(b)	Bank of America Merrill Lynch 3-5 Year Treasury Index is an unmanaged index which includes U.S. Treasury securities with maturities of 3 to 4.99 years. The index is produced by Bank of America Merrill Lynch, Pierce, Fenner & Smith, Inc. Investors can not invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expenses of investing.

PORTFOLIO COMPOSITION
April 30, 2020
% of Net Assets
U.S. Government Obligations	2.3%
Cash and Other Assets Less Liabilities	97.7%
Total	100.0%

Please refer to the Portfolio of Investments for a detailed listing of the Fund’s holdings.

Redwood Managed Municipal Income Fund
PORTFOLIO REVIEW
April 30, 2020 (Unaudited)

The Fund’s performance figures* for the period ended April 30, 2020, compared to its benchmark:

	Six Months	One Year	Three Years	Since Inception(a)
Class I	(5.50)%	(1.42)%	2.80%	3.20%
Class N	(5.68)%	(1.77)%	2.55%	2.93%
Bloomberg Barclays U.S. Municipal Bond Index(b)	(1.33)%	2.16%	3.27%	3.72%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses after expense waivers are 1.66% for Class I shares and 1.91% for Class N shares per the February 28, 2020 prospectus, as supplemented. The Fund’s advisor has contractually agreed to reduce the Fund’s fees and/or absorb expenses of the Fund until at least March 1, 2021 to ensure that total annual Fund operating expenses after expense waiver and reimbursement (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions; acquired fund fees and expenses; borrowing costs, such as interest and dividend expenses on securities sold short; taxes; and extraordinary expenses, such as litigation expenses) will not exceed 1.00% and 1.25% of average daily net assets attributable to Class N and Class I shares, respectively. This agreement may be terminated by the Fund’s Board of Trustees on 60 days’ written notice to the advisor. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years of when the amount was waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits as well as any expense limitation that was in effect at the time the waiver or reimbursement was made. For performance information current to the most recent month-end, please call toll-free 1-855-733-3863.

(a)	Redwood Managed Municipal Income Fund commenced operations on March 9, 2017.

(b)	The Bloomberg Barclays U.S. Municipal Bond Index covers the U.S. dollar denominated long-term tax exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and prerefunded bonds. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expenses of investing.

PORTFOLIO COMPOSITION
April 30, 2020
% of Net Assets
Short-Term Investments	23.1%
Cash and Other Assets Less Liabilities	76.9%
Total	100.0%

Please refer to the Portfolio of Investments for a detailed listing of the Fund’s holdings.

Redwood AlphaFactor® Tactical Core Fund
PORTFOLIO REVIEW
April 30, 2020 (Unaudited)

The Fund’s performance figures* for the period ended April 30, 2020, compared to its benchmark:

	Six Months	One Year	Three Years	Since Inception(a)
Class I	(29.06)%	(29.02)%	(6.91)%	(5.86)%
Class N	(29.18)%	(29.23)%	(7.11)%	(6.05)%
Redwood AlphaFactor® Tactical Focused Index(b)	(31.12)%	(30.63)%	(16.82)%	(15.24)%
S&P 500 Total Return Index(c)	(3.16)%	0.86%	9.04%	8.97%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses after expense waivers are 1.22% for Class I shares and 1.47% for Class N shares per the February 28, 2020 prospectus, as supplemented. The Fund’s advisor has contractually agreed to reduce the Fund’s fees and/or absorb expenses of the Fund until at least March 1, 2021 to ensure that total annual Fund operating expenses after expense waiver and reimbursement (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions; acquired fund fees and expenses; borrowing costs, such as interest and dividend expenses on securities sold short; taxes; and extraordinary expenses, such as litigation expenses) will not exceed 1.45% and 1.20% of average daily net assets attributable to Class N and Class I shares, respectively. This agreement may be terminated by the Fund’s Board of Trustees on 60 days’ written notice to the advisor. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years of when the amount was waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits as well as any expense limitation that was in effect at the time the waiver or reimbursement was made. For performance information current to the most recent month-end, please call toll-free 1-855-733-3863.

(a)	Redwood AlphaFactor® Tactical Core Fund commenced operations on March 9, 2017.

(b)	The Redwood AlphaFactor® Tactical Focused Index, the Fund advisor’s proprietary index, utilizes a quantitative factor-based investment methodology focused on the largest 3,000 U.S. common stocks based on market capitalization, with a tactical overlay that seeks to determine when equity exposure should be turned on or off. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expenses of investing.

(c)	Standard and Poor’s 500 Total Return Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expenses of investing.

PORTFOLIO COMPOSITION
April 30, 2020
% of Net Assets
U.S. Government Obligations	40.4%
Cash and Other Assets Less Liabilities	59.6%
Total	100.0%

Please refer to the Portfolio of Investments for a detailed listing of the Fund’s holdings.

Redwood AlphaFactor® Tactical International Fund
PORTFOLIO REVIEW
April 30, 2020 (Unaudited)

The Fund’s performance figures* for the period ended April 30, 2020 compared to its benchmark:

	Six Months	One Year	Since Inception(a)
Class I	(4.11)%	(8.52)%	(2.28)%
Class N	(4.29)%	(8.74)%	(2.52)%
Redwood AlphaFactor® Tactical International Index(b)	(2.30)%	(6.34)%	2.35%
MSCI AC World Index ex-US Net(c)	(13.22)%	(11.51)%	(4.98)%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses after expense waivers are 1.23% for Class I shares and 1.48% for Class N shares per the February 28, 2020 prospectus, as supplemented. The Fund’s adviser has contractually agreed to reduce the Fund’s fees and/or absorb expenses of the Fund until at least March 1, 2021 to ensure that total annual Fund operating expenses after expense waiver and reimbursement (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions; acquired fund fees and expenses; borrowing costs, such as interest and dividend expenses on securities sold short; taxes; and extraordinary expenses, such as litigation expenses) will not exceed 1.45% and 1.20% of average daily net assets attributable to Class N and Class I shares, respectively. This agreement may be terminated by the Fund’s Board of Trustees on 60 days’ written notice to the adviser. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years of when the amount was waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits as well as any expense limitation that was in effect at the time the waiver or reimbursement was made. For performance information current to the most recent month-end, please call toll-free 1-855-733-3863.

(a)	Redwood AlphaFactor® Tactical International Fund commenced operations on November 2, 2017.

(b)	The Redwood AlphaFactor® Tactical International Index, the Fund advisor’s proprietary index, utilizes a quantitative, factor-based, investment methodology focused on large and middle capitalization stocks of both developed and emerging markets outside of the U.S. typically of companies with market capitalizations of greater than $2 billion. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expenses of investing.

(c)	The Morgan Stanley Capital International All Country World Index Ex-U.S. (MSCI ACWI Ex-U.S.) is a market-capitalization-weighted index maintained by Morgan Stanley Capital International (MSCI). It is designed to provide a broad measure of stock performance throughout the world, with the exception of U.S.-based companies. The MSCI All Country World Index Ex-U.S. includes both developed and emerging markets. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expenses of investing.

PORTFOLIO COMPOSITION
April 30, 2020
% of Net Assets
U.S. Government Obligations	17.3%
Cash and Other Assets Less Liabilities	82.7%
Total	100.0%

Please refer to the Portfolio of Investments for a detailed listing of the Fund’s holdings.

Redwood Systematic Macro Trend (“SMarT”) Fund
PORTFOLIO REVIEW
April 30, 2020 (Unaudited)

The Fund’s performance figures* for the period ended April 30, 2020, compared to its benchmark:

	Six Months	One Year	Since Inception(a)
Class I	3.48%	5.60%	2.53%
Class N	3.33%	5.31%	2.26%
MS Category Avg-Tactical Allocation(b)	(6.41)%	(5.14)%	(0.97)%
Composite Index(c)	2.06%	7.41%	6.60%
S&P 500 Total Return Index(d)	(3.16)%	0.86%	7.10%
Bloomberg Barclays Aggregate Bond Index(e)	4.86%	10.84%	5.54%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses after expense waivers are 1.36% for Class I shares and 1.61% for Class N shares per the February 28, 2020 prospectus, as supplemented. The Fund’s adviser has contractually agreed to reduce the Fund’s fees and/or absorb expenses of the Fund until at least March 1, 2021 to ensure that total annual Fund operating expenses after expense waiver and reimbursement (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions; acquired fund fees and expenses; borrowing costs, such as interest and dividend expenses on securities sold short; taxes; and extraordinary expenses, such as litigation expenses) will not exceed 1.55% and 1.30% of average daily net assets attributable to Class N and Class I shares, respectively. This agreement may be terminated by the Fund’s Board of Trustees on 60 days’ written notice to the adviser. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years of when the amount was waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits as well as any expense limitation that was in effect at the time the waiver or reimbursement was made. For performance information current to the most recent month-end, please call toll-free 1-855-733-3863.

(a)	Redwood Systematic Macro Trend (“SMarT”) Fund commenced operations on November 2, 2017.

(b)	The MS Category Avg-Tactical Allocation Index, Tactical asset allocation strategy is the process by which the asset of a fund is changed on a short-term basis to take advantage of perceived differences in relative values of the various asset classes. The MS Category Avg–Tactical Allocation Index is the average of all funds categorized as Tactical Allocation by Morningstar. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expenses of investing.

(c)	“The Composite Index represents a blend of 40% S&P 500 Total Return Index and 60% Bloomberg Barclays Global Aggregate Bond Index. The Composite Index has comparable return characteristics as the Fund and shows how the Fund’s performance directly compares to a blend of the returns of broad-based indices widely recognized in the industry.” Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expenses.

(d)	Standard and Poor’s 500 Total Return Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expenses of investing.

(e)	The Bloomberg Barclays Global Aggregate Bond Index is a measure of global investment grade debt from twenty-four local currency markets. This multi-currency benchmark includes treasury, government-related, corporate, and securitized fixed-rate bonds from both developed and emerging market issuers. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expenses of investing.

PORTFOLIO COMPOSITION
April 30, 2020
% of Net Assets
U.S. Government Obligations	14.1%
Exchange Traded Funds	10.2%
Electric	2.9%
REITS	2.5%
Pharmaceuticals	2.4%
Oil & Gas	1.9%
Retail	1.8%
Computers	1.7%
Telecommunications	1.7%
Chemicals	1.2%
Cash and Other Assets Less Liabilities	59.6%
Total	100.0%

Please refer to the Portfolio of Investments for a detailed listing of the Fund’s holdings.

Redwood Activist Leaders® Fund
PORTFOLIO REVIEW
April 30, 2020 (Unaudited)

The Fund’s performance figures* for the period ended April 30, 2020, compared to its benchmark:

	Six Months	One Year	Since Inception(a)
Class I	(15.80)%	(17.15)%	(5.62)%
Class N	(15.87)%	(17.36)%	(5.89)%
Redwood Activist Leaders® Index(b)	(14.07)%	(15.10)%	2.35%
S&P 500 Total Return Index(c)	(3.16)%	0.86%	7.10%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses after expense waivers are 0.90% for Class I shares and 1.15% for Class N shares per the February 28, 2020 prospectus, as supplemented. The Fund’s adviser has contractually agreed to reduce the Fund’s fees and/or absorb expenses of the Fund until at least March 1, 2021 to ensure that total annual Fund operating expenses after expense waiver and reimbursement (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions; acquired fund fees and expenses; borrowing costs, such as interest and dividend expenses on securities sold short; taxes; and extraordinary expenses, such as litigation expenses) will not exceed 1.15% and 0.90% of average daily net assets attributable to Class N and Class I shares, respectively. This agreement may be terminated by the Fund’s Board of Trustees on 60 days’ written notice to the adviser. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years of when the amount was waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits as well as any expense limitation that was in effect at the time the waiver or reimbursement was made. For performance information current to the most recent month-end, please call toll-free 1-855-733-3863.

(a)	Redwood Activist Leaders® Fund commenced operations on November 2, 2017.

(b)	Redwood Activist Leaders® Index, the Fund advisor’s proprietary index, focuses on stocks that are the target of shareholder activism utilizing a proprietary selection methodology built on the foundation of tracking public SEC 13D filings of Activist Leaders® as defined by the advisor. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expenses of investing.

(c)	Standard and Poor’s 500 Total Return Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expenses of investing.

PORTFOLIO COMPOSITION
April 30, 2020
% of Net Assets
Commercial Services	10.1%
Software	7.6%
Retail	7.5%
Auto Parts & Equipment	5.1%
Healthcare-Services	5.1%
Computers	5.1%
Oil & Gas	5.1%
Pharmaceuticals	5.0%
Biotechnology	2.6%
Distribution / Wholesale	2.6%
Cash and Other Assets Less Liabilities	44.2%
Total	100.0%

Please refer to the Portfolio of Investments for a detailed listing of the Fund’s holdings.

Redwood Managed Volatility Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
April 30, 2020

	Principal Amount	Interest Rate	Maturity Date	Fair Value
U.S. GOVERNMENT OBLIGATIONS - 2.3%
U.S. TREASURY BILLS*+ - 2.3%	$8,000,000	1.51%	5/7/2020	$7,999,940
TOTAL U.S. GOVERNMENT OBLIGATIONS (COST - $7,997,987)

TOTAL INVESTMENTS - 2.3% (Cost - $7,997,987)				$7,999,940
CASH, OTHER ASSETS AND LIABILITIES – NET - 97.7%				345,501,278
TOTAL NET ASSETS - 100.0%				$353,501,218

+	Interest rate shown is the discounted rate at time of purchase of US Treasury Bill as of April 30, 2020.

*	All or portion of this security is segregated as collateral for swaps.

CREDIT DEFAULT SWAP

Notional	Upfront Premiums				Pay/Receive			Unrealized
Amount	Paid (Received)	Reference Entity (I)	Counterparty	Expiration Date	Fixed Rate	Fixed Rate	Value	Gain (Loss)
$64,000,000	$(1,250,918)	To Sell Protection - CDX HYS34 SWAP 5YR PRC, pays Quarterly	BNP	6/20/2025	Receive	5.00%	$(2,960,491)	$(1,709,573)

							$(2,960,491)	$(1,709,573)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising of the referenced index. The swap itself does not have a credit rating, however the underlying holdings of the swap are comprised of non-investment grade entities, with ratings of B and BB.

TOTAL RETURN SWAPS **

						Unrealized
	Number of			Termination		Appreciation
Security	Shares	Notional Value	Interest Rate Payable	Date	Counterparty	(Depreciation)
BlackRock High Yield Bond Portfolio - Institutional Shares	8,583,691	$60,000,000	3-Mth USD_LIBOR + 185 bps	4/13/2023	Barclays	$(639,502)
BlackRock High Yield Bond Fund	14,451,379	10,000,000	3-Mth USD_LIBOR + 300 bps	5/3/2021	Goldman Sachs	(15,037)
Mainstay MacKay High Yield Corporate Bond Fund	16,638,135	85,000,000	3-Mth USD_LIBOR + 185 bps	4/13/2023	Barclays	(601,654)
Total						$(1,256,193)

**	The swaps provide exposure to the total returns on the securities that are calculated on a daily basis. Under the terms of the swaps, the Advisor has the ability to periodically adjust the notional level of the swaps. In addition, the Fund will receive the total return on the securities, including dividends and provide a fee to the counterparty. The swaps are reset monthly.

Redwood Managed Municipal Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
April 30, 2020

Shares			Fair Value

		Interest Rate
	SHORT-TERM INVESTMENTS - 23.1%
	MONEY MARKET FUNDS - 23.1%
34,993,270	BlackRock Liquidity Funds MuniCash Portfolio - Institutional Class	0.81%+	$35,000,268
115,005	JP Morgan Municipal Money Market Fund - Institutional Class	0.78%+	115,005
1,936,247	JP Morgan Tax Free Money Market Fund - Institutional Class	0.77%+	1,936,247
	TOTAL SHORT-TERM INVESTMENTS (Cost - $37,051,153)		37,051,520

	TOTAL INVESTMENTS - 23.1% (Cost - $37,051,153)		$37,051,520
	CASH, OTHER ASSETS AND LIABILITIES - NET - 76.9%		123,589,956
	TOTAL NET ASSETS - 100.0%		$160,641,476

+	Variable rate security. 7 day yield as of April 30, 2020.

Redwood Alphafactor Tactical Core Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
April 30, 2020

	Principal Amount	Interest Rate	Maturity Date	Fair Value

U.S. GOVERNMENT OBLIGATIONS - 40.4%
U.S. TREASURY BILLS*+ - 40.4%	$11,500,000	0.10%	3/15/2023	$11,586,475
	19,250,000	(0.41)%	2/28/2025	19,982,402
TOTAL U.S. GOVERNMENT OBLIGATIONS (COST - $31,108,251)				31,568,877

TOTAL INVESTMENTS - 40.4% (Cost - $31,108,251)				$31,568,877
CASH, OTHER ASSETS AND LIABILITIES – NET - 59.6%				46,576,726
TOTAL NET ASSETS - 100.0%				$78,145,603

+	Interest rate shown is the discounted rate at time of purchase of US Treasury Bill as of April 30, 2020.

Redwood Alphafactor Tactical International Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
April 30, 2020

	Principal Amount	Interest Rate	Maturity Date	Fair Value

U.S. GOVERNMENT OBLIGATIONS - 17.3%
U.S. TREASURY BILLS*+ - 17.3%	10,000,000	(0.55)%	2/15/2023	$10,319,336
	11,000,000	(0.71)% - (0.27)%	2/15/2030	11,915,449
TOTAL U.S. GOVERNMENT OBLIGATIONS (COST - $21,600,211)				22,234,785

TOTAL INVESTMENTS - 17.3% (Cost - $21,600,211)				$22,234,785
CASH, OTHER ASSETS AND LIABILITIES - NET - 82.7%				106,273,126
TOTAL NET ASSETS - 100.0%				$128,507,911

+	Interest rate shown is the discounted rate at time of purchase of US Treasury Bill as of April 30, 2020.

Redwood Alphafactor Tactical International Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
April 30, 2020

TOTAL RETURN SWAPS *

						Appreciation
Security	Number of Shares	Notional Value	Interest Rate Payable	Termination Date	Counterparty	(Depreciation)
iShares 3-7 Year Treasury Bond ETF	229,000	$30,064,975	1-Mth LIBOR + 0.30%	3/4/2021	Barclays	$469,885
Total						$469,885

*	The swaps provide exposure to the total returns on the securities that are calculated on a daily basis. Under the terms of the swaps, the Advisor has the ability to periodically adjust the notional level of the swaps. In addition, the Fund will receive the total return on the securities, including dividends and provide a fee to the counterparty. The swap do not reset; payments only occur at termination.

Redwood Systematic Macro Trend (“SMarT”) Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
April 30, 2020

Shares		Fair Value
	COMMON STOCK - 27.1%
	ADVERTISING - 0.6%
28,536	Interpublic Group of Cos., Inc.	$484,541

	AGRICULTURE - 1.1%
11,385	Altria Group, Inc.	446,861
5,896	Philip Morris International, Inc.	439,842
		886,703
	AIRLINES - 0.6%
19,843	Delta Air Lines, Inc.	514,132

	AUTO MANUFACTURERS - 1.2%
3,010	Cummins, Inc.	492,135
93,981	Ford Motor Co.	478,363
		970,498
	BEVERAGES - 0.5%
10,160	Molson Coors Brewing Co.	416,662

	BIOTECHNOLOGY - 0.6%
6,010	Gilead Sciences, Inc.	504,840

	CHEMICALS - 1.2%
13,607	Dow, Inc.	499,241
8,564	LyondellBasell Industries NV	496,284
		995,525
	COMPUTERS - 1.7%
3,821	International Business Machines Corp.	479,765
10,904	NetApp, Inc.	477,268
8,971	Seagate Technology PLC	448,101
		1,405,134
	COSMETICS / PERSONAL CARE - 0.5%
80,810	Coty, Inc.	440,415

	DIVERSIFIED FINANCIAL SERVICES - 1.0%
48,233	Invesco Ltd.	415,768
22,128	Western Union Co.	421,981
		837,749
	ELECTRIC - 2.9%
28,132	CenterPoint Energy, Inc.	479,088
6,017	Dominion Energy, Inc.	464,091
5,489	Duke Energy Corp.	464,699
17,939	PPL Corp.	456,009
8,020	Southern Co.	454,975
		2,318,862
	FOOD - 0.6%
16,668	Kraft Heinz Co.	505,540

Redwood Systematic Macro Trend (“SMarT”) Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
April 30, 2020

Shares		Fair Value
	COMMON STOCK - 27.1% (Continued)
	FOREST PRODUCTS & PAPER - 0.6%
14,123	International Paper Co.	$483,713

	LEISURE TIME - 0.8%
40,078	Carnival Corp.	637,240

	MACHINERY-CONSTRUCTION AND MINING - 0.5%
3,579	Caterpillar, Inc.	416,524

	MEDIA - 0.6%
29,941	ViacomCBS, Inc.	516,782

	MISCELLANEOUS MANUFACTURING - 0.6%
3,053	3M Co.	463,812

	OIL & GAS - 1.9%
10,670	Exxon Mobil Corp.	495,835
25,390	Helmerich & Payne, Inc.	501,960
32,335	Occidental Petroleum Corp.	536,761
		1,534,556
	OIL & GAS SERVICES - 0.6%
26,944	Schlumberger Ltd.	453,198

	PACKAGING AND CONTAINERS - 1.2%
54,167	Amcor PLC	485,878
14,945	Westrock Co.	481,080
		966,958
	PHARMACEUTICALS - 2.4%
5,814	AbbVie, Inc.	477,911
9,128	Cardinal Health, Inc.	451,653
7,716	CVS Health Corp.	474,920
12,964	Pfizer, Inc.	497,299
		1,901,783
	PIPELINES - 0.7%
29,055	Williams Cos, Inc.	562,795

	RETAIL - 1.8%
63,029	Gap, Inc.	511,795
26,600	Kohl’s Corp.	491,036
77,718	Macy’s, Inc.	455,427
		1,458,258
	SEMICONDUCTORS - 0.6%
1,720	Broadcom, Inc.	467,186

Redwood Systematic Macro Trend (“SMarT”) Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
April 30, 2020

Shares					Fair Value
	COMMON STOCK - 27.1% (Continued)
	TELECOMMUNICATIONS - 1.7%
14,582	AT&T, Inc.				$444,314
46,574	CenturyLink, Inc.				494,616
7,794	Verizon Communications, Inc.				447,765
					1,386,695
	TRANSPORTATION - 0.6%
4,701	United Parcel Service, Inc.				444,997

	TOTAL COMMON STOCK (Cost - $20,305,511)				21,975,098

	EXHANGE TRADED FUNDS - 10.2%
	EQUITY FUNDS - 10.2%
33,208	iShares Core S&P Small-Cap ETF				2,103,727
74,989	Schwab International Small-Cap Equity ETF				2,032,202
23,202	Vanguard FTSE All World ex-US Small-Cap ETF				2,026,463
15,887	Vanguard Small-Cap ETF				2,100,897
	TOTAL EXCHANGE TRADED FUNDS (Cost - $7,385,529)				8,263,289

	REITS - 2.5%
17,843	Iron Mountain, Inc.				431,444
47,591	Kimco Realty Corp.				519,218
7,325	Simon Property Group, Inc.				489,090
16,333	Ventas, Inc.				528,372
	TOTAL REITS (Cost - $1,765,046)				1,968,124

		Principal Amount	Interest Rate	Maturity Date	Fair Value
	U.S. GOVERNMENT OBLIGATIONS - 14.1%	$2,000,000	1.51%	5/7/2020	1,999,985
	U.S. TREASURY BILL* - 14.1%	8,700,000	(0.77)% - (0.55)%	2/15/2030	9,424,037

	TOTAL U.S. GOVERNMENT OBLIGATIONS (COST - $11,175,728)				11,424,022

	TOTAL INVESTMENTS - 53.9% (Cost - $40,631,814)				$43,630,533
	CASH, OTHER ASSETS AND LIABILITIES – NET - 46.1%				37,375,138
	TOTAL NET ASSETS - 100.0%				$81,005,671

*	Interest rate shown is the discounted rate at time of purchase of US Treasury Bill as of April 30, 2020.

**	Represents less than 0.05%

ETF - Exchange Traded Fund

FTSE - Financial Times Stock Exchange

PLC - Public Limited Company

S&P - Standard and Poor’s

Redwood Systematic Macro Trend (“SMarT”) Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
April 30, 2020

Total Return Swaps *

						Unrealized
						Appreciation
Security	Number of Shares	Notional Value	Interest Rate Payable	Termination Date	Counterparty	(Depreciation)
iShares IBOXX High Yield Corporate Bond	98,433	7,437,893	1-Mth LIBOR - 50 bps	4/9/2021	Barclays	$477,421
iShares Preferred & Income - Institutional Class	235,249	7,488,634	1-Mth LIBOR + 40 bps	4/9/2021	Barclays	656,961
SPDR BBG BARC Convertible - Institutional Class	231,304	11,182,970	1-Mth LIBOR + 40 bps	4/9/2021	Barclays	1,120,707
Total						$2,255,089

*	The swaps provide exposure to the total returns on the securities that are calculated on a daily basis. Under the terms of the swaps, the Advisor has the ability to periodically adjust the notional level of the swaps. In addition, the Fund will receive the total return on the securities, including dividends and provide a fee to the counterparty. The swaps are reset monthly.

Redwood Activist Leaders® Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
April 30, 2020

Shares		Fair Value
	COMMON STOCK - 96.1%
	AUTO MANUFACTURERS - 2.5%
41,250	Navistar International Corp. *	$980,512

	AUTO PARTS & EQUIPMENT- 5.1%
66,945	Adient PLC *	1,002,836
193,761	Tenneco, Inc.	1,005,620
		2,008,456
	BIOTECHNOLOGY - 2.6%
71,934	Innoviva, Inc. *	1,020,024

	CHEMICALS - 2.5%
57,899	GCP Applied Technologies, Inc. *	991,231

	COMMERCIAL SERVICES - 10.1%
31,996	Green Dot Corp.	975,878
248,844	Hertz Global Holdings, Inc.	1,005,330
12,537	Medifast, Inc.	951,308
69,861	Nielsen Holdings PLC	1,029,052
		3,961,568
	COMPUTERS - 5.1%
396,069	Conduent, Inc. *	998,094
19,779	Seagate Technology PLC	987,961
		1,986,055
	DISTRIBUTION / WHOLESALE - 2.6%
38,924	LKQ Corp. *	1,017,863

	DIVERSIFIED FINANCIAL SERVICES - 2.5%
117,788	SLM Corp.	982,352

	ELECTRONICS - 2.5%
52,240	nVent Electric PLC	974,276

	FOOD - 2.5%
37,922	Hain Celestial Group, Inc. *	979,904

	HEALTHCARE-PRODUCTS - 2.5%
23,937	Merit Medical Systems, Inc. *	977,108

	HEALTHCARE-SERVICES - 5.1%
16,342	Magellan Health, Inc.	992,450
68,703	MEDNAX, Inc.	997,568
		1,990,018
	HOUSEWARES - 2.5%
70,882	Newell Brands, Inc.	983,842

Redwood Activist Leaders® Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
April 30, 2020

Shares		Fair Value
	COMMON STOCK - 96.1% (Continued)
	INTERNET - 2.5%
46,826	NortonLifeLock, Inc.	$995,989

	LEISURE TIME - 2.5%
68,118	Callaway Golf Co.	975,450

	LODGING - 2.6%
103,609	Caesars Entertainment Corp. *	1,000,863

	MACHINERY-DIVERSIFIED - 2.5%
200,228	Welbilt, Inc. *	987,124

	MISCELLANEOUS MANUFACTURING - 2.5%
51,217	Trinity Industries, Inc.	987,976

	OFFICE & BUSINESS EQUIPMENT - 2.6%
54,532	Xerox Holdings Corp.	997,390

	OIL & GAS - 5.1%
42,154	Delek US Holdings Inc	984,296
60,141	Occidental Petroleum Corp	998,341
		1,982,637
	PHARMACEUTICALS - 5.0%
26,327	Herbalife Nutrition Ltd. *	983,313
99,066	Ironwood Pharmaceuticals, Inc. *	990,660
		1,973,973
	PIPELINES - 2.5%
21,127	Cheniere Energy, Inc. *	986,420

	PRIVATE EQUITY - 2.5%
39,317	KKR & Co., Inc.	991,182

	REAL ESTATE - 2.6%
18,450	Howard Hughes Corp. *	999,252

	RETAIL - 7.5%
79,277	Bloomin’ Brands, Inc.	955,288
13,809	Papa John’s International, Inc.	993,143
7,833	Tiffany & Co.	990,874
		2,939,305
	SOFTWARE - 7.6%
61,442	Box, Inc. *	991,674
119,606	Cloudera, Inc. *	990,338
23,012	CommVault Systems, Inc. *	982,382
		2,964,394

	TOTAL COMMON STOCK (Cost - $43,210,291)	37,635,164

	TOTAL INVESTMENTS - 96.1% (Cost - $43,210,291)	$37,635,164
	CASH, OTHER ASSETS AND LIABILITIES – NET - 3.9%	1,539,986
	TOTAL NET ASSETS - 100.0%	$39,175,150

*	Non-Income producing security.

PLC - Public Limited Company

Redwood Funds
STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2020 (Unaudited)

	Redwood Managed		Redwood Managed		Redwood AlphaFactor®
	Volatility Fund		Municipal Income Fund		Tactical Core Fund
Assets:
Investment Securities:
At Cost	$7,997,987		$37,051,153		$31,108,251
At Fair Value	7,999,940		37,051,520		31,568,877
Cash	338,942,014	*	33,584,280	*	46,512,276
Receivable for securities sold	—		123,524,523		—
Deposit at Broker for open Swap Contracts	9,660,428		—		—
Receivable for Fund Shares Sold	311,631		236,947		66,619
Dividends and Interest Receivable	806,142		410,754		50,915
Prepaid Expenses and Other Assets	52,589		33,415		26,215
Total Assets	357,772,744		194,841,439		78,224,902

Liabilities:
Payable for Investments Purchased	—		33,700,000		—
Distribution (12b-1) Fees Payable	761		8		53
Unrealized Depreciation on Swap Contracts	2,965,766		—		—
Investment Advisory Fees Payable	332,715		42,520		43,210
Payable for Fund Shares Redeemed	845,174		414,660		8,174
Payable to Related Parties	32,134		961		116
Accrued Expenses and Other Liabilities	94,976		41,814		27,746
Total Liabilities	4,271,526		34,199,963		79,299
Net Assets	$353,501,218		$160,641,476		$78,145,603

Class I Net Assets	$91,866,065		$160,606,997		$77,786,951
Shares of Beneficial Interest Outstanding (no par value; unlimited shares authorized)	6,554,652		10,603,857		7,087,060
Net Asset Value (Net Assets/Shares Outstanding), Offering and Redemption Price Per Share	$14.02		$15.15		$10.98

Class N Net Assets	$4,633,146		$34,479		$358,652
Shares of Beneficial Interest Outstanding (no par value; unlimited shares authorized)	326,603		2,180		32,720
Net Asset Value (Net Assets/Shares Outstanding), Offering and Redemption Price Per Share	$14.19		$15.82		$10.96

Class Y Net Assets	$257,002,007
Shares of Beneficial Interest Outstanding (no par value; unlimited shares authorized)	18,190,550
Net Asset Value (Net Assets/Shares Outstanding), Offering and Redemption Price Per Share	$14.13

Net Assets Consist Of:
Paid-in-Capital	$397,366,887		$165,168,417		$109,954,204
Accumulated Deficits	(43,865,669)		(4,526,941)		(31,808,601)
Net Assets	$353,501,218		$160,641,476		$78,145,603

*	All or portion of the cash is held in a segregated Barclays account.

Redwood Funds
STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2020 (Unaudited)

	Redwood AlphaFactor®		Redwood Systematic		Redwood Activist
	Tactical International Fund		Macro Trend “SMarT” Fund		Leaders® Fund
Assets:
Investment Securities:
At Cost	$21,600,211		$40,631,814		$43,210,291
At Fair Value	22,234,785		43,630,533		37,635,164
Cash	105,582,066	*	35,002,456		2,149,371
Receivable for securities sold	—		—		2,301,568
Unrealized Appreciation on Swap Contracts	469,885		2,255,089		—
Foreign Cash	—		—		—
Receivable for Fund Shares Sold	176,300		119,428		3,588
Dividends and Interest Receivable	126,056		56,513		26,786
Due from advisor	—		—		1,152
Prepaid Expenses and Other Assets	26,453		24,605		23,808
Total Assets	128,615,545		81,088,624		42,141,437

Liabilities:
Payable for Investments Purchased	—		—		2,951,567
Distribution (12b-1) Fees Payable	7		—		—
Investment Advisory Fees Payable	68,154		47,565		—
Payable for Fund Shares Redeemed	5,765		14,285		3,465
Payable to Related Parties	4,758		1,566		29
Accrued Expenses and Other Liabilities	28,950		19,537		11,226
Total Liabilities	107,634		82,953		2,966,287
Net Assets	$128,507,911		$81,005,671		$39,175,150

Class I Net Assets	$128,467,748		$81,005,457		$39,175,137
Shares of Beneficial Interest Outstanding (no par value; unlimited shares authorized)	9,324,023		5,398,073		3,204,434
Net Asset Value (Net Assets/Shares Outstanding), Offering and Redemption Price Per Share	$13.78		$15.01		$12.23

Class N Net Assets	$40,163		$214		$13
Shares of Beneficial Interest Outstanding (no par value; unlimited shares authorized)	2,882		14		1
Net Asset Value (Net Assets/Shares Outstanding), Offering and Redemption Price Per Share	$13.93	**	$15.16	**	$12.17	**

Net Assets Consist Of:
Paid-in-Capital	$139,394,135		$80,960,837		$48,511,486
Accumulated Earnings (Deficits)	(10,886,224)		44,834		(9,336,336)
Net Assets	$128,507,911		$81,005,671		$39,175,150

*	All or portion of the cash is held in a segregated Barclays account.

**	NAV does not recalculate due to rounding of shares of beneficial interest outstanding.

Redwood Funds
STATEMENTS OF OPERATIONS
For the Six Months Ended April 30, 2020 (Unaudited)

	Redwood Managed	Redwood Managed	Redwood AlphaFactor®
	Volatility Fund	Municipal Income Fund	Tactical Core Fund
Investment Income:
Dividend Income	$—	$3,214,262	$1,134,513
Interest Income	1,560,407	357,257	43,199
Total Investment Income	1,560,407	3,571,519	1,177,712

Expenses:
Investment Advisory Fees	2,307,401	630,301	461,395
Distribution (12b-1) Fees	6,283	70	628
Third Party Administrative Servicing Fees	171,218	102,305	56,985
Administrative Fees	92,558	48,976	28,312
Transfer Agent Fees	81,998	62,581	6,452
Registration Fees	39,406	22,132	19,781
Fund Accounting Fees	22,814	16,027	13,141
Insurance Expense	22,145	11,458	5,752
Custody Fees	19,252	12,633	6,469
Printing Expense	18,333	11,235	5,603
Legal fees	11,723	10,213	9,992
Audit Fees	11,053	11,334	10,110
Trustees’ Fees	10,504	10,136	10,582
Chief Compliance Officer Fees	8,394	6,289	4,191
Miscellaneous Expenses	2,149	2,572	2,709
Total Expenses	2,825,231	958,262	642,102
Fees Reimbursed by the Advisor	(130,425)	(58,270)	(27,332)
Net Expenses	2,694,806	899,992	614,770

Net Investment Income (Loss)	(1,134,399)	2,671,527	562,942

Net Realized and Unrealized Loss on Investments:
Net Realized Loss from Security Transactions:
Investments	(4,073,481)	(2,640,253)	(29,204,187)
Swap Contracts	(14,735,402)	—	—
Net Change in Unrealized Depreciation on:
Investments	(66,043)	(10,051,075)	(3,554,940)
Swap Contracts	(5,219,886)	—	—
Net Realized and Unrealized Loss on Investments	(24,094,812)	(12,691,328)	(32,759,127)

Net Decrease in Net Assets Resulting From Operations	$(25,229,211)	$(10,019,801)	$(32,196,185)

Redwood Funds
STATEMENTS OF OPERATIONS
For the Six Months Ended April 30, 2020 (Unaudited)

	Redwood AlphaFactor®	Redwood Systematic	Redwood Activist
	Tactical International Fund	Macro Trend “SMarT” Fund	Leaders® Fund
Investment Income:
Dividend Income (Less: Foreign Withholding Tax $68,695, $0, $0)	$485,163	$618,208	$757,016
Interest Income	330,324	302,775	2,790
Total Investment Income	815,487	920,983	759,806

Expenses:
Investment Advisory Fees	520,867	398,096	124,528
Distribution (12b-1) Fees - Class N	45	41	—
Third Party Administrative Servicing Fees	62,884	44,967	23,800
Administrative Fees	38,202	25,043	15,213
Registration Fees	18,555	16,387	13,265
Custody Fees	13,549	6,500	2,881
Audit Fees	12,179	10,364	9,995
Fund Accounting Fees	15,073	13,252	11,950
Trustees’ Fees	10,441	11,051	10,441
Legal fees	10,198	9,912	10,428
Printing Expense	6,507	6,863	4,680
Insurance Expense	6,295	4,173	2,207
Transfer Agent Fees	7,342	4,651	2,392
Chief Compliance Officer Fees	4,484	3,893	3,329
Miscellaneous Expenses	3,578	2,833	2,095
Total Expenses	730,199	558,026	237,204
Fees Reimbursed by the Advisor	(35,027)	(40,315)	(50,519)
Net Expenses	695,172	517,711	186,685

Net Investment Income	120,315	403,272	573,121

Net Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) from Security Transactions:
Investments and Foreign Exchange Transactions	(2,439,300)	(2,195,078)	323,623
Swap Contracts	(2,923,477)	339,834	—
Net Change in Unrealized Appreciation (Depreciation) on:
Investments and Foreign Exchange Transactions	143,308	2,223,885	(7,201,215)
Swap Contracts	494,869	1,954,661	—
Net Realized and Unrealized Gain (Loss) on Investments	(4,724,600)	2,323,302	(6,877,592)

Net Increase (Decrease) in Net Assets Resulting From Operations	$(4,604,285)	$2,726,574	$(6,304,471)

Redwood Managed Volatility Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	April 30, 2020	Year Ended
	(Unaudited)	October 31, 2019

Operations:
Net Investment Loss	$(1,134,399)	$(330,859)
Net Realized Gain (Loss) on Investments and Swaps	(18,808,883)	5,384,873
Net Change in Unrealized Appreciation (Depreciation) on Investments and Swaps	(5,285,929)	11,962,106
Net Increase (Decrease) in Net Assets Resulting From Operations	(25,229,211)	17,016,120

Distributions to Shareholders:
Total Distributions Paid:
Class I	(640,769)	(1,829,356)
Class N	(55,775)	(188,233)
Class Y	(2,816,776)	(8,714,219)
Net Decrease in Net Assets Resulting From Distributions to Shareholders	(3,513,320)	(10,731,808)

Capital Transactions:
Class I Shares:
Proceeds from Shares Issued	75,548,161	35,053,715
Distributions Reinvested	597,643	1,665,038
Cost of Shares Redeemed	(40,468,345)	(25,408,852)
Total From Capital Transactions: Class I	35,677,459	11,309,901

Class N Shares:
Proceeds from Shares Issued	663,422	4,215,053
Distributions Reinvested	52,905	179,614
Cost of Shares Redeemed	(1,512,450)	(12,287,694)
Total From Capital Transactions: Class N	(796,123)	(7,893,027)

Class Y Shares:
Proceeds from Shares Issued	81,521,425	104,876,459
Distributions Reinvested	2,655,455	8,118,519
Cost of Shares Redeemed	(81,979,938)	(127,980,235)
Total From Capital Transactions: Class Y	2,196,942	(14,985,257)

Total Increase (Decrease) in Net Assets	8,335,747	(5,284,071)

Nets Assets:
Beginning of Period	345,165,471	350,449,542
End of Period	$353,501,218	$345,165,471

SHARE ACTIVITY
Class I:
Shares Sold	4,978,910	2,340,197
Shares Reinvested	39,078	111,117
Shares Redeemed	(2,718,554)	(1,700,759)
Net increase in shares of beneficial interest outstanding	2,299,434	750,555
Class N:
Shares Sold	43,475	284,326
Shares Reinvested	3,414	12,098
Shares Redeemed	(100,124)	(817,089)
Net decrease in shares of beneficial interest outstanding	(53,235)	(520,665)
Class Y:
Shares Sold	5,453,052	6,968,219
Shares Reinvested	172,284	538,706
Shares Redeemed	(5,466,981)	(8,540,712)
Net increase (decrease) in shares of beneficial interest outstanding	158,355	(1,033,787)

Redwood Managed Municipal Income Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	April 30, 2020	Year Ended
	(Unaudited)	October 31, 2019

Operations:
Net Investment Income	$2,671,527	$5,298,696
Net Realized Gain (Loss) on Investments	(2,640,253)	10,820
Net Change in Unrealized Appreciation (Depreciation) on Investments	(10,051,075)	10,051,442
Net Increase (Decrease) in Net Assets Resulting From Operations	(10,019,801)	15,360,958

Distributions to Shareholders:
Total Distributions Paid:
Class I	(2,641,391)	(5,263,370)
Class N	(580)	(1,470)
Net Decrease in Net Assets Resulting From Distributions to Shareholders	(2,641,971)	(5,264,840)

Capital Transactions:
Class I Shares:
Proceeds from Shares Issued	42,542,881	70,220,747
Distributions Reinvested	2,529,428	4,957,585
Cost of Shares Redeemed	(52,149,135)	(74,953,051)
Total From Capital Transactions: Class I	(7,076,826)	225,281

Class N Shares:
Proceeds from Shares Issued	52,303	9,042
Distributions Reinvested	580	1,470
Cost of Shares Redeemed	(103,119)	(92,995)
Total From Capital Transactions: Class N	(50,236)	(82,483)

Total Increase (Decrease) in Net Assets	(19,788,834)	10,238,916

Nets Assets:
Beginning of Period	180,430,310	170,191,394
End of Period	$160,641,476	$180,430,310

SHARE ACTIVITY
Class I:
Shares Sold	2,641,618	4,418,180
Shares Reinvested	156,308	311,287
Shares Redeemed	(3,275,949)	(4,753,004)
Net decrease in shares of beneficial interest outstanding	(478,023)	(23,537)
Class N:
Shares Sold	3,025	565
Shares Reinvested	34	93
Shares Redeemed	(6,118)	(5,781)
Net decrease in shares of beneficial interest outstanding	(3,059)	(5,123)

Redwood AlphaFactor® Tactical Core Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	April 30, 2020	Year Ended
	(Unaudited)	October 31, 2019

Operations:
Net Investment Income	$562,942	$985,419
Net Realized Loss on Investments	(29,204,187)	(2,862,415)
Net Change in Unrealized Appreciation (Depreciation) on Investments	(3,554,940)	7,903,674
Net Increase (Decrease) in Net Assets Resulting From Operations	(32,196,185)	6,026,678

Distributions to Shareholders:
Total Distributions Paid:
Class I	(1,330,385)	(6,673,139)
Class N	(6,498)	(92,693)
Net Decrease in Net Assets Resulting From Distributions to Shareholders	(1,336,883)	(6,765,832)

Capital Transactions:
Class I Shares:
Proceeds from Shares Issued	17,990,001	54,800,959
Distributions Reinvested	1,325,994	6,648,433
Cost of Shares Redeemed	(19,606,918)	(19,834,219)
Total From Capital Transactions: Class I	(290,923)	41,615,173

Class N Shares:
Proceeds from Shares Issued	99,808	469,226
Distributions Reinvested	6,498	92,693
Cost of Shares Redeemed	(232,852)	(753,075)
Total From Capital Transactions: Class N	(126,546)	(191,156)

Total Increase (Decrease) in Net Assets	(33,950,537)	40,684,863

Nets Assets:
Beginning of Period	112,096,140	71,411,277
End of Period	$78,145,603	$112,096,140

SHARE ACTIVITY
Class I:
Shares Sold	1,305,497	3,642,031
Shares Reinvested	81,051	450,741
Shares Redeemed	(1,415,449)	(1,308,168)
Net increase (decrease) in shares of beneficial interest outstanding	(28,901)	2,784,604
Class N:
Shares Sold	7,308	30,930
Shares Reinvested	397	6,289
Shares Redeemed	(16,246)	(50,306)
Net decrease in shares of beneficial interest outstanding	(8,541)	(13,087)

Redwood AlphaFactor® Tactical International Fund
STATEMENT OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	April 30, 2020	Year Ended
	(Unaudited)	October 31, 2019

Operations:
Net Investment Income	$120,315	$1,124,182
Net Realized Loss on Investments	(5,362,777)	(2,037,169)
Net Change in Unrealized Appreciation on Investments	638,177	457,424
Net Decrease in Net Assets Resulting From Operations	(4,604,285)	(455,563)

Distributions to Shareholders:
Distributions from Paid in Capital:
Class I	—	(248,502)
Class N	—	(102)
	—	(248,604)
Total Distributions Paid:
Class I	(155,600)	(1,648,926)
Class N	(45)	(679)
	(155,645)	(1,649,605)

Net Decrease in Net Assets Resulting From Distributions to Shareholders	(155,645)	(1,898,209)

Capital Transactions:
Class I Shares:
Proceeds from Shares Issued	39,343,985	44,124,261
Distributions Reinvested	155,524	1,896,687
Cost of Shares Redeemed	(15,097,405)	(16,465,887)
Total From Capital Transactions: Class I	24,402,104	29,555,061

Class N Shares:
Proceeds from Shares Issued	10,209	45,040
Distributions Reinvested	45	781
Cost of Shares Redeemed	—	(172,904)
Total From Capital Transactions: Class N	10,254	(127,083)

Total Increase in Net Assets	19,652,428	27,074,206

Nets Assets:
Beginning of Period	108,855,483	81,781,277
End of Period	$128,507,911	$108,855,483

SHARE ACTIVITY
Class I:
Shares Sold	2,814,319	2,990,948
Shares Reinvested	10,313	128,058
Shares Redeemed	(1,061,064)	(1,124,334)
Net increase in shares of beneficial interest outstanding	1,763,568	1,994,672
Class N:
Shares Sold	675	3,002
Shares Reinvested	3	53
Shares Redeemed	—	(11,275)
Net increase (decrease) in shares of beneficial interest outstanding	678	(8,220)

Redwood Systematic Macro Trend (“SMarT”) Fund
STATEMENT OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	April 30, 2020	Year Ended
	(Unaudited)	October 31, 2019

Operations:
Net Investment Income	$403,272	$978,366
Net Realized Loss on Investments	(1,855,244)	(2,242,715)
Net Change in Unrealized Appreciation on Investments	4,178,546	4,269,725
Net Increase in Net Assets Resulting From Operations	2,726,574	3,005,376

Distributions to Shareholders:
Total Distributions Paid:
Class I	(1,308,314)	(1,457,765)
Class N	(1,267)	(1,487)
Net Decrease in Net Assets Resulting From Distributions to Shareholders	(1,309,581)	(1,459,252)

Capital Transactions:
Class I Shares:
Proceeds from Shares Issued	12,699,824	29,409,379
Distributions Reinvested	1,300,933	1,452,254
Cost of Shares Redeemed	(12,284,491)	(10,224,474)
Total From Capital Transactions: Class I	1,716,266	20,637,159

Class N Shares:
Proceeds from Shares Issued	1,003	48,825
Distributions Reinvested	1,267	1,487
Cost of Shares Redeemed	(82,817)	(111,432)
Total From Capital Transactions: Class N	(80,547)	(61,120)

Total Increase in Net Assets	3,052,712	22,122,163

Nets Assets:
Beginning of Period	77,952,959	55,830,796
End of Period	$81,005,671	$77,952,959

SHARE ACTIVITY
Class I:
Shares Sold	856,393	2,045,005
Shares Reinvested	85,208	101,223
Shares Redeemed	(827,267)	(708,812)
Net increase in shares of beneficial interest outstanding	114,334	1,437,416
Class N:
Shares Sold	66	3,354
Shares Reinvested	82	105
Shares Redeemed	(5,360)	(7,695)
Net decrease in shares of beneficial interest outstanding	(5,212)	(4,236)

Redwood Activist Leaders® Fund
STATEMENT OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	April 30, 2020	Year Ended
	(Unaudited)	October 31, 2019

Operations:
Net Investment Income	$573,121	$179,545
Net Realized Gain (Loss) on Investments	323,623	(3,699,977)
Net Change in Unrealized Appreciation (Depreciation) on Investments	(7,201,215)	5,109,328
Net Increase (Decrease) in Net Assets Resulting From Operations	(6,304,471)	1,588,896

Distributions to Shareholders:
Distributions from Paid in Capital:
Class I	—	(6,456)
Class N	—	(12)
	—	(6,468)
Distributions Paid:
Class I	(575,144)	(1,233,526)
Class N	(1)	(2,198)
Total Distributions to Shareholders	(575,145)	(1,235,724)

Net Decrease in Net Assets Resulting From Distributions to Shareholders	(575,145)	(1,242,192)

Capital Transactions:
Class I Shares:
Proceeds from Shares Issued	8,885,949	15,831,030
Distributions Reinvested	574,582	1,239,662
Cost of Shares Redeemed	(5,533,394)	(5,985,293)
Total From Capital Transactions: Class I	3,927,137	11,085,399

Class N Shares:
Proceeds from Shares Issued	—	7,105
Distributions Reinvested	—	2,209
Cost of Shares Redeemed	—	(71,958)
Total From Capital Transactions: Class N	—	(62,644)

Total Increase (Decrease) in Net Assets	(2,952,479)	11,369,459

Nets Assets:
Beginning of Period	42,127,629	30,758,170
End of Period	$39,175,150	$42,127,629

SHARE ACTIVITY
Class I:
Shares Sold	712,773	1,113,059
Shares Reinvested	41,179	96,543
Shares Redeemed	(409,581)	(422,465)
Net increase in shares of beneficial interest outstanding	344,371	787,137
Class N:
Shares Sold	—	483
Shares Reinvested	—	174
Shares Redeemed	—	(4,854)
Net decrease in shares of beneficial interest outstanding	—	(4,197)

Redwood Managed Volatility Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year Presented

	Class I
	For the		For the	For the	For the	For the	For the
	Period Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	April 30, 2020		October 31, 2019	October 31, 2018	October 31, 2017	October 31, 2016	October 31, 2015
	(Unaudited)

Net Asset Value, Beginning of Period	$15.14		$14.86	$15.95	$15.66	$14.60	$15.28

Activity from Investment Operations:
Net Investment Income (Loss) (a)	(0.05)		(0.01)	0.45	0.43	0.40	0.13
Net Realized and Unrealized Gain (Loss) on Investments	(0.91)		0.78	(0.55)	0.51	1.00	(0.65)
Total From Operations	(0.96)		0.77	(0.10)	0.94	1.40	(0.52)

Less Distributions:
From Net Investment Income	(0.16)		(0.49)	(0.99)	(0.65)	(0.34)	(0.16)
Total Distributions	(0.16)		(0.49)	(0.99)	(0.65)	(0.34)	(0.16)

Paid-in-Capital from Redemption Fees	—		—	0.00 (d)	0.00 (d)	0.00 (d)	0.00 (d)

Net Asset Value, End of Period	$14.02		$15.14	$14.86	$15.95	$15.66	$14.60

Total Return (b)	(6.44	)% (g)	5.10%	(0.65)%	6.24%	9.72%	(3.39)%

Net Assets, End of Period (000’s)	$91,866		$64,403	$52,093	$75,575	$44,383	$48,132

Ratio of Expenses to Average Net Assets (c)(e)	1.52	% (f)	1.58%	1.50%	1.43%	1.52%	1.73%
Ratio of Net Investment Income (Loss) to Average Net Assets (c)(e)	(0.66	) (f)	(0.05)%	2.94%	2.72%	2.71%	0.88%
Portfolio Turnover Rate	5959	% (g)	2%	217%	110%	111%	519%

	Class N
	For the		For the	For the	For the	For the	For the
	Period Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	April 30, 2020		October 31, 2019	October 31, 2018	October 31, 2017	October 31, 2016	October 31, 2015
	(Unaudited)

Net Asset Value, Beginning of Period	$15.33		$14.84	$15.94	$15.65	$14.58	$15.28

Activity from Investment Operations:
Net Investment Income (Loss) (a)	(0.07)		(0.04)	0.40	0.38	0.36	0.10
Net Realized and Unrealized Gain (Loss) on Investments	(0.92)		0.76	(0.54)	0.52	1.01	(0.66)
Total From Operations	(0.99)		0.72	(0.14)	0.90	1.37	(0.56)

Less Distributions:
From Net Investment Income	(0.15)		(0.23)	(0.96)	(0.61)	(0.30)	(0.14)
Total Distributions	(0.15)		(0.23)	(0.96)	(0.61)	(0.30)	(0.14)

Paid-in-Capital from Redemption Fees	—		—	0.00 (d)	0.00 (d)	0.00 (d)	0.00 (d)

Net Asset Value, End of Period	$14.19		$15.33	$14.84	$15.94	$15.65	$14.58

Total Return (b)	(6.53	)% (g)	4.93%	(0.97)%	5.99%	9.51%	(3.69)%

Ratios/Supplemental Data
Net Assets, End of Period (000s)	$4,633		$5,821	$13,364	$24,473	$24,263	$20,107

Ratio of Expenses to Average Net Assets (c)	1.76	% (f)	1.84%	1.74%	1.68%	1.77%	1.99%
Ratio of Net Investment Income (Loss) to Average Net Assets (c)(e)	(0.92	)% (f)	(0.23)%	2.61%	2.42%	2.46%	0.68%
Portfolio Turnover Rate	5959	% (g)	2%	217%	110%	111%	519%

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(c)	Does not include expenses of other investment companies in which the Fund invests.

(d)	Amount is less than $0.005 per share.

(e)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by underlying investment companies in which the Fund invests.

(f)	Annualized

(g)	Not Annualized

Redwood Managed Volatility Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year Presented

	Class Y
	For the		For the		For the		For the	For the		For the
	Period Ended		Year Ended		Year Ended		Year Ended	Year Ended		Year Ended
	April 30, 2020		October 31, 2019		October 31, 2018		October 31, 2017	October 31, 2016		October 31, 2015
	(Unaudited)

Net Asset Value, Beginning of Period	$15.25		$14.95		$16.03		$15.74	$14.66		$15.32

Activity from Investment Operations:
Net Investment Income (Loss) (a)	(0.04)		0.02		0.46		0.43	0.40		0.17
Net Realized and Unrealized Gain (Loss) on Investments	(0.92)		0.77		(0.55)		0.51	1.02		(0.66)
Total From Operations	(0.96)		0.79		(0.09)		0.94	1.42		(0.49)

Less Distributions:
From Net Investment Income	(0.16)		(0.49)		(0.99)		(0.65)	(0.34)		(0.17)
Total Distributions	(0.16)		(0.49)		(0.99)		(0.65)	(0.34)		(0.17)

Paid-in-Capital from Redemption Fees	—		—		0.00	(f)	0.00 (f)	0.00	(f)	0.00	(f)

Net Asset Value, End of Period	$14.13		$15.25		$14.95		$16.03	$15.74		$14.66

Total Return (b)	(6.39	)% (h)	5.34%		(0.64)%		6.20%	9.82%		(3.25)%

Net Assets, End of Period (000’s)	$257,002		$274,941		$284,993		$350,196	$208,186		$207,455

Ratio of gross expenses to average net assets (c)	1.53	% (d)(h)	1.58	% (d)	1.46	% (d)	1.43%	1.52	% (d)	1.72	% (d)
Ratio of net expenses to average net assets (c)	1.43	% (h)	1.43%		1.48	% (e)	1.50%	1.50%		1.50%
Ratio of Net Investment Income (Loss) to Average Net Assets (c)(g)	(0.59	)% (h)	0.12%		3.01%		2.72%	2.69%		1.15%
Portfolio Turnover Rate	5959	% (i)	2%		217%		110%	111%		519%

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Had the Advisor not absorbed a portion of Fund expenses, total returns would have been lower. In periods where the Advisor recaptures a portion of the Funds expenses total returns would have been higher. Total returns for periods less than one year are not annualized.

(c)	Does not include expenses of other investment companies in which the Fund invests.

(d)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(e)	Represents the ratio of expenses to average net assets inclusive of the Advisor’s recapture of waived/expense reimbursed fees from prior periods.

(f)	Amount is less than $0.005 per share.

(g)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by underlying investment companies in which the Fund invests.

(h)	Annualized

(i)	Not Annualized.

Redwood Managed Municipal Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout The Periods Presented

	Class I
	For the		For the		For the	For the
	Period Ended		Year Ended		Year Ended	Period Ended
	April 30, 2020		October 31, 2019		October 31, 2018	October 31, 2017*
	(Unaudited)
Net Asset Value, Beginning of Period	$16.27		$15.31		$15.46	$15.00

Activity from Investment Operations:
Net Investment Income (a)	0.24		0.50		0.42	0.37
Net Realized and Unrealized Gain (Loss) on Investments	(1.12)		0.95		(0.18)	0.37
Total From Operations	(0.88)		1.45		0.24	0.74

Less Distributions:
From Net Investment Income	(0.24)		(0.49)		(0.39)	(0.28)
Total Distributions	(0.24)		(0.49)		(0.39)	(0.28)

Net Asset Value, End of Period	$15.15		$16.27		$15.31	$15.46

Total Return (b)	(5.50	)% (d)	9.62%		1.64%	4.93	% (i)

Net Assets, End of Period (000’s)	$160,607		$180,342		$170,030	$46,625

Ratio of Gross Expenses to Average Net Assets including interest expense (e)	1.06	% (c)(g)	1.09	% (g)	1.04%	1.44	% (c,g)
Ratio of Net Expenses to Average Net Assets including interest expense (e)	1.00	% (c)	1.00%		1.04%	1.23	% (c)
Ratio of Gross Expenses to Average Net Assets excluding interest expense (e)	1.06	% (c)(g)	1.09	% (g)	0.96%	1.22	% (c,g)
Ratio of Net Expenses to Average Net Assets excluding interest expense (e)	1.00	% (c)	1.00%		0.96%	1.00	% (c)
Ratio of Net Investment Income to Average Net Assets (e,f)	2.96	% (c)	3.13%		2.73%	3.77	% (c)
Portfolio Turnover Rate	131	% (d)	7%		280%	24	% (d)

*	Fund commenced operations on March 9, 2017

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(c)	Annualized.

(d)	Not annualized.

(e)	Does not include expenses of other investment companies in which the Fund invests.

(f)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by underlying investment companies in which the Fund invests.

(g)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(h)	Amount is actual; not presented in thousands.

(i)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes an asset values and returns for shareholder transactions.

Redwood Managed Municipal Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout The Periods Presented

	Class N
	For the		For the		For the	For the
	Period Ended		Year Ended		Year Ended	Period Ended
	April 30, 2020		October 31, 2019		October 31, 2018	October 31, 2017*
	(Unaudited)
Net Asset Value, Beginning of Period	$16.90		$15.61		$15.72	$15.00

Activity from Investment Operations:
Net Investment Income (a)	0.23		0.45		0.33	—
Net Realized and Unrealized Gain (Loss) on Investments	(1.18)		1.00		(0.12)	0.72
Total From Operations	(0.95)		1.45		0.21	0.72

Less Distributions:
From Net Investment Income	(0.13)		(0.16)		(0.32)	—
Total Distributions	(0.13)		(0.16)		(0.32)	—

Net Asset Value, End of Period	$15.82		$16.90		$15.61	$15.72

Total Return (b)	(5.68	)% (d)	9.35%		1.31%	4.80	% (i)

Net Assets, End of Period (000’s)	$34		$89		$162	$16	(h)

Ratio of Gross Expenses to Average Net Assets including interest expense (e)	1.31	% (c,g)	1.34	% (g)	1.25%	1.69	% (c,g)
Ratio of Net Expenses to Average Net Assets including interest expense (e)	1.25	% (c)	1.25%		1.25%	1.48	% (c)
Ratio of Gross Expenses to Average Net Assets excluding interest expense (e)	1.31	% (c,g)	1.34	% (g)	1.22%	1.47	% (c,g)
Ratio of Net Expenses to Average Net Assets excluding interest expense (e)	1.25	% (c)	1.25%		1.22%	1.25	% (c)
Ratio of Net Investment Income to Average Net Assets (e,f)	2.72	% (c)	2.78%		2.08%	0.00	% (c)
Portfolio Turnover Rate	131	% (d)	7%		280%	24	% (d)

*	Fund commenced operations on March 9, 2017

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(c)	Annualized.

(d)	Not annualized.

(e)	Does not include expenses of other investment companies in which the Fund invests.

(f)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by underlying investment companies in which the Fund invests.

(g)	Represents the ratio of expenses to average net assets absent.

(h)	Amount is actual; not presented in thousands.

(i)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

Redwood AlphaFactor® Tactical Core Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout The Periods Presented

	Class I
	For the		For the	For the	For the
	Period Ended		Year Ended	Year Ended	Period Ended
	April 30, 2020		October 31, 2019	October 31, 2018	October 31, 2017*
	(Unaudited)
Net Asset Value, Beginning of Period	$15.66		$16.28	$16.32	$15.00

Activity from Investment Operations:
Net Investment Income (a)	0.08		0.17	0.19	0.07
Net Realized and Unrealized Gain (Loss) on Investments	(4.57)		0.71	—	1.25
Total From Operations	(4.49)		0.88	0.19	1.32

Less Distributions:
From Net Investment Income	(0.19)		(0.09)	(0.13)	—
From Net Realized Gain	—		(1.41)	(0.10)	—
Total Distributions	(0.19)		(1.50)	(0.23)	—

Net Asset Value, End of Period	$10.98		$15.66	$16.28	$16.32

Total Return (b)	(29.06	)% (d)	6.00%	1.12%	8.80%

Net Assets, End of Period (000’s)	$77,787		$111,452	$70,528	$61,794

Ratio of Gross Expenses to Average Net Assets (e,f)	1.25	% (c)	1.31%	1.21%	1.37	% (c)
Ratio of Net Expenses to Average Net Assets (e)	1.20	% (c)	1.20%	1.20%	1.20	% (c)
Ratio of Net Investment Income to Average Net Assets (e,g)	1.10	% (c)	1.15%	1.10%	0.71	% (c)
Portfolio Turnover Rate	204	% (d)	146%	128%	8	% (d)

*	Fund commenced operations on March 9, 2017

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(c)	Annualized.

(d)	Not annualized.

(e)	Does not include expenses of other investment companies in which the Fund invests.

(f)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(g)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by underlying investment companies in which the Fund invests.

(h)	Amount is actual; not presented in thousands.

Redwood AlphaFactor® Tactical Core Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout The Periods Presented

	Class N
	For the		For the	For the	For the
	Period Ended		Year Ended	Year Ended	Period Ended
	April 30, 2020		October 31, 2019	October 31, 2018	October 31, 2017*
	(Unaudited)
Net Asset Value, Beginning of Period	$15.62		$16.25	$16.32	$15.00

Activity from Investment Operations:
Net Investment Income (Loss) (a)	0.07		0.13	0.13	(0.14)
Net Realized and Unrealized Gain (Loss) on Investments	(4.58)		0.71	0.02	1.46
Total From Operations	(4.51)		0.84	0.15	1.32

Less Distributions:
From Net Investment Income	(0.15)		(0.06)	(0.12)	—
From Net Realized Gains	—		(1.41)	(0.10)	—
Total Distributions	(0.15)		(1.47)	(0.22)	—

Net Asset Value, End of Period	$10.96		$15.62	$16.25	$16.32

Total Return (b)	(29.18	)% (d)	5.72%	0.89%	8.80%

Net Assets, End of Period (000’s)	$359		$645	$883	$278	(h)

Ratio of Gross Expenses to Average Net Assets (e,f)	1.50	% (c)	1.56%	1.47%	1.62	% (c)
Ratio of Net Expenses to Average Net Assets (e)	1.45	% (c)	1.45%	1.45%	1.45	% (c)
Ratio of Net Investment Income (Loss) to Average Net Assets (e,g)	0.90	% (c)	0.87%	0.78%	(1.33	)% (c)
Portfolio Turnover Rate	204	% (d)	146%	128%	8	% (d)

*	Fund commenced operations on March 9, 2017

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(c)	Annualized.

(d)	Not annualized.

(e)	Does not include expenses of other investment companies in which the Fund invests.

(f)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(g)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by underlying investment companies in which the Fund invests.

(h)	Amount is actual; not presented in thousands.

Redwood AlphaFactor® Tactical International Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout The Periods Presented

	Class I					Class N
	For the		For the	For the Period		For the		For the	For the Period
	Period Ended		Year Ended,	November 2, 2017		Period Ended		Year Ended,	November 2, 2017
	April 30, 2020		October 31, 2019	Through October 31, 2018*		April 30, 2020		October 31, 2019	Through October 31, 2018*
	(Unaudited)					(Unaudited)

Net Asset Value, Beginning of Period	$14.39		$14.67	$15.00		$14.57		$14.66	$15.00

Activity from Investment Operations:
Net Investment Income (a)	0.01		0.18	0.08		(0.00	) (h)	0.17	0.06
Net Realized and Unrealized Loss on Investments	(0.60)		(0.17)	(0.32)		(0.62)		(0.19)	(0.33)
Total From Operations	(0.59)		0.01	(0.24)		(0.62)		(0.02)	(0.27)

Less Distributions:
From Paid in Capital	—		(0.02)	(0.09)		—		(0.02)	(0.07)
From Net Investment Income	(0.02)		(0.27)	(0.00	) (h)	(0.02)		(0.05)	(0.00	) (h)
Total Distributions	(0.02)		(0.29)	(0.09)		(0.02)		(0.07)	(0.07)

Net Asset Value, End of Period	$13.78		$14.39	$14.67		$13.93		$14.57	$14.66

Total Return (b)	(4.11	)% (d)	0.04%	(1.58)%		(4.29	)% (d)	(0.16)%	(1.79)%

Net Assets, End of Period (000’s)	$128,468		$108,823	$81,628		$40		$32	$153

Ratio of Gross Expenses to Average Net Assets (e,f)	1.26	% (c)	1.26%	1.23	% (c)	1.51	% (c)	1.51%	1.51	% (c)
Ratio of Net Expenses to Average Net Assets (e)	1.20	% (c)	1.20%	1.20	% (c)	1.45	% (c)	1.45%	1.45	% (c)
Ratio of Net Investment Income (Loss) to Average Net Assets (e,g)	0.21	% (c)	1.19%	0.55	% (c)	(0.02	)% (c)	1.17%	0.38	% (c)
Portfolio Turnover Rate	158	% (d)	344%	682	% (d)	158	% (d)	344%	682	% (d)

*	Fund commenced operations on November 2, 2017

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(c)	Annualized.

(d)	Not annualized.

(e)	Does not include expenses of other investment companies in which the Fund invests.

(f)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(g)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by underlying investment companies in which the Fund invests.

(h)	Amount represents less than $0.005.

Redwood Systematic Macro Trend (“SMarT”) Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout The Periods Presented

	Class I						Class N
	For the		For the		For the Period		For the		For the		For the Period
	Period Ended		Year Ended		November 2, 2017		Period Ended		Year Ended		November 2, 2017
	April 30, 2020		October 31, 2019		Through October 31, 2018*		April 30, 2020		October 31, 2019		Through October 31, 2018*
	(Unaudited)						(Unaudited)
Net Asset Value, Beginning of Period	$14.74		$14.48		$15.00		$14.90		$14.47		$15.00

Activity from Investment Operations:
Net Investment Income (a)	0.08		0.22		0.35		0.16		0.20		0.28
Net Realized and Unrealized Gain (Loss) on Investments	0.44		0.37		(0.53)		0.34		0.36		(0.50)
Total From Operations	0.52		0.59		(0.18)		0.50		0.56		(0.22)

Less Distributions:
From Net Realized Gains	—		(0.00	) (h)	—		—		(0.00	) (h)	—
From Net Investment Income	(0.25)		(0.33)		(0.34)		(0.24)		(0.13)		(0.31)
Total Distributions	(0.25)		(0.33)		(0.34)		(0.24)		(0.13)		(0.31)

Net Asset Value, End of Period	$15.01		$14.74		$14.48		$15.16		$14.90		$14.47

Total Return (b)	3.48	% (d)	4.16%		(1.27)%		3.33	% (d)	3.90%		(1.52)%

Net Assets, End of Period	$81,005,457		$77,875,080		$55,693,857		$214		$77,879		$136,939

Ratio of Gross Expenses to Average Net Assets (e,f)	1.40	% (c)	1.40%		1.41	% (c)	1.65	% (c)	1.65%		1.67	% (c)
Ratio of Net Expenses to Average Net Assets (e)	1.30	% (c)	1.30%		1.30	% (c)	1.55	% (c)	1.55%		1.55	% (c)
Ratio of Net Investment Income to Average Net Assets (e,g)	1.01	% (c)	1.52%		2.30	% (c)	2.08	% (c)	1.42%		1.85	% (c)
Portfolio Turnover Rate	393	% (d)	256%		20	% (d)	393	% (d)	256%		20	% (d)

*	Fund commenced operations on November 2, 2017

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(c)	Annualized.

(d)	Not annualized.

(e)	Does not include expenses of other investment companies in which the Fund invests.

(f)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(g)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by underlying investment companies in which the Fund invests.

(h)	Amount represents less than $0.005.

Redwood Activist Leaders® Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout The Period Presented

	Class I					Class N
	For the		For the	For the Period		For the		For the	For the Period
	Period Ended		Year Ended	November 2, 2017		Period Ended		Year Ended	November 2, 2017
	April 30, 2020		October 31, 2019	Through October 31, 2018*		April 30, 2020		October 31, 2019	Through October 31, 2018*
	(Unaudited)					(Unaudited)
Net Asset Value, Beginning of Period	$14.73		$14.81	$15.00		$14.67		$14.79	$15.00

Activity from Investment Operations:
Net Investment Income (Loss) (a)	0.19		0.08	0.02		0.19		0.06	(0.02)
Net Realized and Unrealized Gain (Loss) on Investments	(2.49)		0.42	(0.19)		(2.49)		0.38	(0.18)
Total From Operations	(2.30)		0.50	(0.17)		(2.30)		0.44	(0.20)

Less Distributions:
From Paid in Capital	—		0.00 (h)	—		—		0.00 (h)	—
From Net Investment Income	(0.20)		(0.58)	(0.02)		(0.20)		(0.56)	(0.01)
Total Distributions	(0.20)		(0.58)	(0.02)		(0.20)		(0.56)	(0.01)

Paid-in-Capital from Redemption Fees	—		—	0.00	(h)	—		—	0.00	(h)

Net Asset Value, End of Period	$12.23		$14.73	$14.81		$12.17		$14.67	$14.79

Total Return (b)	(15.80	)% (d)	4.02%	(1.14)%		(15.87	)% (d)	3.58%	(1.34	)% (d)

Ratios/Supplemental Data
Net Assets, End of Period	$39,175,137		$42,127,614	$30,696,083		$13		$15	$62,087

Ratio of Gross Expenses to Average Net Assets (e,f)	1.14	% (c)	1.10%	1.16	% (c)	1.39	% (c)	1.35%	1.40	% (c)
Ratio of Net Expenses to Average Net Assets (e)	0.90	% (c)	0.90%	0.90	% (c)	1.15	% (c)	1.15%	1.15	% (c)
Ratio of Net Investment Income (Loss) to Average Net Assets (e,g)	2.76	% (c)	0.52%	0.11	% (c)	2.51	% (c)	0.40%	(0.11	)% (c)
Portfolio Turnover Rate	76	% (d)	92%	111	% (d)	76	% (d)	92%	111	% (d)

*	Fund commenced operations on November 2, 2017

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(c)	Annualized.

(d)	Not annualized.

(e)	Does not include expenses of other investment companies in which the Fund invests.

(f)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(g)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by underlying investment companies in which the Fund invests.

(h)	Amount represents less than $0.005.

Redwood Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)
April 30, 2020

1.	ORGANIZATION

Redwood Managed Volatility Fund (the “Managed Volatility Fund”), Redwood Managed Municipal Income Fund (the “Municipal Income Fund”), Redwood AlphaFactor® Tactical Core Fund (the “Tactical Core Fund”), Redwood AlphaFactor® Tactical International Fund (the “Tactical International Fund”), Redwood Systematic Macro Trend (“SMarT”) Fund (the “SMarT Fund”), Redwood Activist Leaders®Fund (the “Activist Leaders Fund”), each a “Fund” and collectively, the “Funds” are each a series of shares of beneficial interest of the Two Roads Shared Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on June 8, 2012, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as diversified, open-end management investment companies. The Managed Volatility Fund commenced investment operations on December 19, 2013. The Municipal Income Fund and Tactical Core Fund commenced operations on March 9, 2017. The Activist Leaders Fund, Tactical International Fund, and SMarT Fund commenced operations on November 2, 2017. The Managed Volatility Fund’s investment objective is to seek a combination of total return and prudent management of portfolio downside volatility and downside loss. The Municipal Income Fund seeks to generate tax-efficient income, while focusing on managing downside risk. The Tactical Core Fund seeks to generate long-term total return with capital preservation as a secondary objective. The Activist Leader Fund seeks to generate long-term capital growth. The Tactical International Fund seeks to generate long-term total return with capital preservation as a secondary objective. The SMarT Fund seeks to generate capital appreciation while focusing on managing downside risk.

The Managed Volatility Fund offers Class I, Class N and Class Y shares. The Municipal Income Fund, Tactical Core Fund, Tactical International Fund, SMarT Fund, and Activist Leaders Fund each offer Class I and Class N shares. All classes are sold at NAV. Each share class of a Fund represents an interest in the same assets of that Fund and classes are identical except for differences in their fees and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. Each Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class of the Fund.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale such securities shall be valued at the mean between the last bid and ask prices on the day of valuation. Total return swaps on exchange-listed securities shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation on each underlying exchange-listed security. Exchange listed swaps shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. The Fund may fair value a particular bond if the adviser does not believe that the round lot value provided by the independent pricing service reflects fair value of the Fund’s holding. Short-term debt obligations, excluding U.S. Treasury Bills, having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Valuation of Underlying Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Redwood Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2020

Open-end funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or premium on shares of any closed-end investment company purchased by the Funds will not change.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to, as needed, attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – The applicable investments are valued collectively via inputs from each group within the fair value committee. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument; factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Redwood Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2020

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of April 30, 2020 for the Funds’ assets and liabilities measured at fair value:

Redwood Managed Volatility Fund

Assets	Level 1	Level 2	Level 3	Total
U.S. Government Obligations	$—	$7,999,940	$—	$7,999,940
Total	$—	$7,999,940	$—	$7,999,940

Liabilities	Level 1	Level 2	Level 3	Total
Swaps *	$—	$2,965,766	$—	$2,965,766
Total	$—	$2,965,766	$—	$2,965,766

Redwood Managed Municipal Income Fund

Assets	Level 1	Level 2	Level 3	Total
Short Term Investments	$2,051,252	$35,000,268	$—	$37,051,520
Total	$2,051,252	$35,000,268	$—	$37,051,520

Redwood AlphaFactor® Tactical Core Fund

Assets	Level 1	Level 2	Level 3	Total
U.S. Government Obligations	$—	$31,568,877	$—	$31,568,877
Total	$—	$31,568,877	$—	$31,568,877

Redwood AlphaFactor® Tactical International Fund

Assets	Level 1	Level 2	Level 3	Total
U.S. Government Obligations	$—	$22,234,785	$—	$22,234,785
Total	$—	$22,234,785	$—	$22,234,785

Derivatives
Swaps *	$—	$469,885	$—	$469,885
Total	$—	$469,885	$—	$469,885

Redwood Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2020

Redwood Systematic Macro Trend (“SMarT”) Fund

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$21,975,098	$—	$—	$21,975,098
Exchange Traded Funds	8,263,289	—	—	8,263,289
REITS	1,968,124	—	—	1,968,124
U.S. Government Obligations	—	11,424,022	—	11,424,022
Total	$32,206,511	$11,424,022	$—	$43,630,533

Derivatives
Swaps *	$—	$2,255,089	$—	$2,255,089
Total	$—	$2,255,089	$—	$2,255,089

Redwood Activist Leaders®Fund

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$37,635,164	—	—	$37,635,164
Total	$37,635,164	$—	$—	$37,635,164

The Funds did not hold any Level 3 securities during the period.

*	Net unrealized gain (loss) of swap contracts is reported in the above table.

Swap Agreements – The Funds are subject to equity price risk and/or interest rate risk in the normal course of pursuing their respective investment objectives. The Funds may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency) or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments. The average month end notional value of the total return swaps that the Managed Volatility Fund, Tactical International Fund and SMarT Fund invested in during the period ended April 30, 2020 was $162,630,632, $187,493,799 and $43,118,997, respectively.

Credit Default Swaps – Credit default swaps (“CDS”) are typically two-party (bilateral) financial contracts that transfer credit exposure between the two parties. One party to a CDS (referred to as the credit protection “buyer”) receives credit protection or sheds credit risk, whereas the other party to a CDS (referred to as the credit protection “seller”) is selling credit protection or taking on credit risk. The seller typically receives pre-determined periodic payments from the other party. These payments are in consideration for agreeing to make compensating specific payments to the buyer should a negative credit event occur, such as (1) bankruptcy or (2) failure to pay interest or principal on a reference debt instrument, with respect to a specified issuer or one of the reference issuers in a CDS portfolio. In general, CDS may be used by the Funds to obtain credit risk exposure similar to that of a direct investment in high yield bonds. Credit default swaps involve risks because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty). The Fund bears the loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap counterparty. The maximum risk of loss for sell protection on a credit default swap is the notional value of the total underlying amount of the swap.

The amounts to be exchanged or “swapped” between parties are calculated with respect to the notional amount. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statements of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statements of Assets and Liabilities and may be referred to as upfront payments. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statements of Operations. The maximum pay-outs for these contracts are limited to the notional amount of each swap. CDS may involve greater risks than if the Funds had invested in the referenced obligation directly and are subject to general market risk, liquidity risk, counterparty risk and credit risk. The average month end notional value of

Redwood Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2020

the credit default swaps that the Managed Volatility Fund invested in during the six months ended April 30, 2020 was $196,877,143.

Impact of Derivatives on the Statement of Assets and Liabilities and Statement of Operations – The following is a summary of the location of derivative investments in the Statement of Assets and Liabilities as of April 30, 2020:

Derivative Investment Type	Location on the Statement of Assets and Liabilities
Credit Default Swap Contracts	Unrealized Depreciation on Swap Contracts
Total Return Swap Contracts	Unrealized Appreciation (Depreciation) on Swap Contracts

The following table sets forth the fair value of derivative contracts by primary risk exposure as of April 30, 2020:

Redwood Managed Volatility Fund

Derivatives Investment Value
	Interest Rate
Derivative Investment Type	Risk	Equity Risk
Credit Default Swap Contracts	$(1,709,573)	$—
Total Return Swap Contracts	—	(1,256,193)
Total	$(1,709,573)	$(1,256,193)

Redwood AlphaFactor®Tactical International Fund

Derivatives Investment Value
Derivative Investment Type	Equity Risk
Total Return Swap Contracts	$469,885

Redwood Systematic Macro Trend (“SMarT”) Fund

Derivatives Investment Value
Derivative Investment Type	Equity Risk
Total Return Swap Contracts	$2,255,089

The following is a summary of the location of derivative investments on the Statements of Operations for the six months ended April 30, 2020:

Derivative Investment Type	Location of Gain/Loss on Derivative
Swap Contracts	Net realized gain (loss) on Swap Contracts
Net change in unrealized appreciation (depreciation) on Swap Contracts

Redwood Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2020

The following is a summary of the realized gain (loss) and changes in unrealized appreciation (depreciation) on derivative investments recognized in the Statements of Operations categorized by primary risk exposure for the six months ended April 30, 2020:

Managed Volatility Fund

Realized gain/(loss) on derivatives recognized in the Statement of Operations
			Total for the
			Six Months Ended April
Derivative Investment Type	Interest Rate Risk	Equity Risk	30, 2020
Credit Default Swap Contracts	$(9,521,350)	$—	$(9,521,350)
Total Return Swap Contracts	—	(5,214,052)	(5,214,052)

Changes in unrealized appreciation/(depreciation) on derivatives recognized in the Statement of Operations
			Total for the
			Six Months Ended April
Derivative Investment Type	Interest Rate Risk	Equity Risk	30, 2020
Credit Default Swap Contracts	$(3,883,543)	$—	$(3,883,543)
Total Return Swap Contracts	—	(1,336,343)	(1,336,343)

Tactical International Fund

Realized gain/(loss) on derivatives recognized in the Statement of Operations
		Total for the
		Six Months Ended April
Derivative Investment Type	Equity Risk	30, 2020
Total Return Swap Contracts	$(2,923,477)	$(2,923,477)

Changes in unrealized appreciation/(depreciation) on derivatives recognized in the Statement of Operations
		Total for the
		Six Months Ended April
Derivative Investment Type	Equity Risk	30, 2020
Total Return Swap Contracts	$494,869	$494,869

Systematic Macro Trend (“SMarT”) Fund

Realized gain/(loss) on derivatives recognized in the Statement of Operations
		Total for the
		Six Months Ended April
Derivative Investment Type	Equity Risk	30, 2020
Total Return Swap Contracts	$339,834	$339,834

Changes in unrealized appreciation/(depreciation) on derivatives recognized in the Statement of Operations
		Total for the
		Six Months Ended April
Derivative Investment Type	Equity Risk	30, 2020
Total Return Swap Contracts	$1,954,661	$1,954,661

The notional value of the derivative instruments outstanding as of April 30, 2020 as disclosed in the Portfolio of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Statements of Operations serve as indicators of the volume of derivative activity for each Fund.

Redwood Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2020

Offsetting of Financial Assets and Derivative Assets - The following tables presents the Funds’ asset and liability derivatives available for offset under a master netting arrangement net of collateral pledged as of April 30, 2020.

Managed Volatility Fund

Gross Amounts Not Offset in the
Liabilities				Statement of Assets & Liabilities
		Gross Amounts	Net Amounts of
		Offset in the	Assets Presented in
	Gross Amounts of	Statement of Assets &	the Statement of	Financial	Cash Collateral
Description	Recognized Liabilities	Liabilities	Assets & Liabilities	Instruments	Pledged		Net Amount
Swap Contracts	$2,965,766	$—	$2,965,766	$(2,965,766)	$—	(1)	$—
Total	$2,965,766	$—	$2,965,766	$(2,965,766)	$—		$—

Redwood AlphaFactor® Tactical International Fund

Gross Amounts Not Offset in the
Assets				Statement of Assets & Liabilities
		Gross Amounts	Net Amounts of
		Offset in the	Liabilities Presented in
	Gross Amounts of	Statement of Assets &	the Statement of	Financial	Cash Collateral
Description	Recognized Assets	Liabilities	Assets & Liabilities	Instruments	Pledged		Net Amount
Swap Contracts	$469,885	$—	$469,885	$—	$—	(1)	$469,885
Total	$469,885	$—	$469,885	$—	$—		$469,885

Redwood Systematic Mactro Trend “SMarT” Fund

Gross Amounts Not Offset in the
Assets				Statement of Assets & Liabilities
		Gross Amounts	Net Amounts of
		Offset in the	Assets Presented in
	Gross Amounts of	Statement of Assets &	the Statement of	Financial	Cash Collateral
Description	Recognized Assets	Liabilities	Assets & Liabilities	Instruments	Pledged		Net Amount
Swap Contracts	$2,255,089	$—	$2,255,089	$—	$—	(1)	$2,255,089
Total	$2,255,089	$—	$2,255,089	$—	$—		$2,255,089

(1)	The amount is limited to the derivative liability balance and accordingly, does not include excess collateral pledged

As a result of the decreases in market value of the Fund’s assets pledged at derivative counterparties, the Fund has been required to post additional collateral relating to its margin requirements. The Fund has posted all required collateral; however, the Fund’s ability to meet future margin calls may be impacted by continued unfavorable market conditions.

Security Transactions and Related Income – Security transactions are accounted for on trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Redwood Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2020

Dividends and Distributions to Shareholders – Dividends from net investment income are declared and distributed monthly for Managed Volatility Fund, Municipal Income Fund, Activist Leaders Fund, Tactical International Fund and SMarT Fund. The Tactical Core Fund makes distributions annually. Distributable net realized capital gains are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on ex dividend date and determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Federal Income Taxes – It is each Fund’s policy to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of their taxable income and net realized gains to shareholders. Therefore, no federal income tax provision has been recorded.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for the open tax years ended October 31, 2017 to October 31, 2019 for the Funds’ or positions expected to be taken in the Funds’ October 31, 2020 year-end tax returns. The Funds identify their major tax jurisdictions as U.S. Federal, Ohio and foreign jurisdictions where the Funds make significant investments; however the Funds are not aware of any tax positions for which it is reasonably expected that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Funds did not incur any interest or penalties.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

3.	INVESTMENT TRANSACTIONS AND ASSOCIATED RISKS

The cost of purchases and proceeds from the sale of securities, other than short-term investments, for the six months ended April 30, 2020: amounted to the following:

Fund	Purchases	Sales
Managed Volatility Fund	$158,593,818	$159,904,482
Municipal Income Fund	171,219,409	335,535,734
Tactical Core Fund	174,556,349	219,137,488
Tactical International Fund	75,382,919	108,579,627
SMarT Fund	133,675,812	125,391,645
Activist Leaders Fund	33,928,984	31,065,694

The Funds’ investments in securities, financial instruments and derivatives expose them to various risks, certain of which are discussed below. Please refer to the Funds’ prospectus and statement of additional information for a full listing of risks associated with each Fund’s investments. The Risks associated with a Fund’s investments include, but are not limited to:

Managed Volatility Fund: active trading risk, asset allocation risk, bank loan risk, borrowing risk, cash positions risk, counterparty risk, credit default swaps risk, credit risk, cybersecurity risk, derivatives risk, fixed income risk, gap risk, high-

Redwood Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2020

yield fixed income securities (“junk bonds”) risk, LIBOR risk, leveraging risk, liquidity risk, managed volatility strategy risk, management risk, market events risk, market risk, model risk, portfolio turnover risk, rules-based strategy risk, swap risk, swaptions risk, U.S. government securities risk and valuation risk.

Tactical Core Fund: active trading risk, cash positions risk, cybersecurity risk, derivatives risk, equity risk, focus risk, gap risk, geographic and sector risk, index tracking error risk, insurance sector risk, investment companies and ETFs risk, management risk, market capitalization risk, market events risk, market risk, model risk, money market instrument risk, pharmaceutical sector risk, portfolio turnover risk, retail sector risk, rules-based strategy risk, semiconductor sector risk, underlying funds risk and U.S. government securities risk.

Municipal Income Fund: active trading risk, asset allocation risk, borrowing risk, cash positions risk, counterparty risk, credit risk, cybersecurity risk, derivatives risk, fixed income securities risk, gap risk, high yield risk, investment companies and ETFs risk, LIBOR risk, leveraging risk, liquidity risk, management risk, market events risk, market risk, model risk, money market instrument risk, municipal bond risk, portfolio turnover risk, rules-based strategy risk, swap risk, taxability risk, underlying funds risk and U.S. government securities risk.

Activist Leaders Fund: active trading risk, activist risk, counterparty risk, cybersecurity risk, derivatives risk, equity risk, gap risk, geographic and sector risk, index tracking error risk, management risk, market capitalization risk, market events risk, market risk, passive investment risk, portfolio turnover risk and quantitative investing risk.

Tactical International Fund: active trading risk, American depositary receipts risk, cash positions risk, cybersecurity risk, derivatives risk, emerging markets risk, equity risk, foreign (non-U.S.) investment risk, gap risk, geographic and sector risk, index tracking error risk, investment companies and ETFs risk, liquidity risk, management risk, market capitalization risk, market events risk, market risk, money market instrument risk, passive investment risk, portfolio turnover risk, quantitative investing risk, U.S. government securities risk and valuation risk.

SMarT Fund: bank loan risk, borrowing risk, cash positions risk, counterparty risk, credit risk, currency risk, cybersecurity risk, derivatives risk, emerging markets risk, equity risk, fixed income securities risk, foreign (non-U.S.) investment risk, gap risk, high yield risk, investment companies and ETFs risk, leveraging risk, LIBOR risk, liquidity risk, management risk, market capitalization risk, market events risk, market risk, money market instrument risk, portfolio turnover risk, preferred securities risk, quantitative investing risk, real estate investment trusts risk, swap risk, U.S. government securities risk, underlying funds risk and valuation risk.

Derivatives Risk – The Funds may invest in derivative instruments. The derivative instruments held by the Funds may be more volatile than other instruments. The risks associated with investments in derivatives also include leverage, liquidity, interest rate, market, credit and management risks, mispricing or improper valuations. Changes in the market value of a derivative may not correlate perfectly with the underlying asset, rate or index, and a Fund could lose more than the principal amount invested. In addition, if a derivative is being used for hedging purposes there can be no assurance given that each derivative position will achieve a perfect correlation with the security or currency against which it is being hedged, or that a particular derivative position will be available when sought by the portfolio manager.

Equity Risk – The Tactical Core Fund, Activist Leaders Fund, Tactical International Fund, and SMarT Fund are subject to equity risk. Equity securities are susceptible to general market fluctuations volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Factors that may influence the price of equity securities include developments affecting a specific company or industry, or changing economic, political or market conditions.

Fixed Income Risk – The Managed Volatility Fund, Municipal Income Fund and SMarT Fund are subject to fixed income securities risk. When a Fund invests in fixed income securities or derivatives, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically a rise in interest rates causes a decline in the value of fixed income securities or derivatives owned by a Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Risks associated with rising interest rates are heightened given that interest rates in the U.S. currently remain near historic lows. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by a Fund, possibly causing the

Redwood Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2020

Fund’s share price and total return to be reduced and fluctuate more than other types of investments. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity may decline unpredictably in response to overall economic conditions or credit tightening. For example, a general rise in interest rates may cause investors to move out of fixed income securities on a large scale, which could adversely affect the price and liquidity of fixed income securities and could also result in increased redemptions for a Fund.

Index Tracking Error Risk – The Tactical Core Fund, Activist Leaders Fund and Tactical International Fund are each subject to index tracking error risk. As with all index funds, the performance of a Fund and its Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs not incurred by the Index. In addition, the Fund may not be fully invested in securities of the Index at all times or may hold securities not included in the Index.

Investment Companies and ETFs Risk – When a Fund invests in other investment companies, including ETFs, it will bear additional expenses based on its pro rata share of the other investment company’s or ETF’s operating expenses, including the potential duplication of management fees. The risk of owning an investment company or ETF generally reflects the risk of owning the underlying investments held by the investment company or ETF. The Fund will also incur brokerage costs when it purchases and sells ETFs.

Market Risk – Overall market risk may affect the value of individual instruments in which a Fund invests. A Fund is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect the Fund’s performance. Factors such as domestic and foreign (non-U.S.) economic growth and market conditions, real or perceived adverse economic or political conditions, inflation, changes in interest rate levels, lack of liquidity in the markets, volatility in the securities markets, adverse investor sentiment affect the securities markets and political vents affect the securities markets. Securities markets also may experience long periods of decline in value. When the value of a Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

Local, state, regional, national or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on a Fund and its investments and could result in decreases to the Fund’s net asset value. Political, geopolitical, natural and other events, including war, terrorism, trade disputes, government shutdowns, market closures, natural and environmental disasters, epidemics, pandemics and other public health crises and related events and governments’ reactions to such events have led, and in the future may lead, to economic uncertainty, decreased economic activity, increased market volatility and other disruptive effects on U.S. and global economies and markets. Such events may have significant adverse direct or indirect effects on a Fund and its investments. For example, a widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect Fund performance. A health crisis may exacerbate other pre-existing political, social and economic risks. In addition, the increasing interconnectedness of markets around the world may result in many markets being affected by events or conditions in a single country or region or events affecting a single or small number of issuers.

An outbreak of infectious respiratory illness caused by a novel coronavirus known as COVID-19 was first detected in China in December 2019 and has now been detected globally. On March 11, 2020, the World Health Organization announced that it had made the assessment that COVID-19 can be characterized as a pandemic. COVID-19 has resulted in travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, cancellations, business and school closings, supply chain disruptions, and lower consumer demand, as well as general concern and uncertainty. The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illnesses in emerging market countries may be greater due to generally less established healthcare systems. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty. The value of a Fund and the securities in which the Fund invests may be adversely affected by impacts caused by COVID-19 and other epidemics and pandemics that may arise in the future.

Redwood Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2020

Municipal Bond Risk – The underlying funds in which the Municipal Income Fund may invest may be affected significantly by the economic, regulatory or political developments affecting the ability of issuers of debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax to pay interest or repay principal.

Swap Risk – The Managed Volatility Fund, Municipal Income, SMarT Fund, and Tactical International Fund are each subject to swap risk. Swap agreements are subject to the risk that the counterparty to the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to pay the counterparty to the swap. In addition, there is the risk that a swap may be terminated by the Fund or the counterparty in accordance with its terms. If a swap were to terminate, the Fund may be unable to implement its investment strategies and the Fund may not be able to seek to achieve its investment objective. See Note 2 to the Financial Statements for further discussion of swaps and credit default swaps.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Advisory Fees – Redwood Investment Management, LLC serves as the Funds’ Investment Advisor (the “Advisor”). Pursuant to investment advisory agreements with the Funds, the Advisor, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Funds pay the Advisor an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of average daily net assets as follows:

Fund	Management Fee
Managed Volatility Fund	1.25%
Municipal Income Fund	0.70%
Tactical Core Fund	0.90%
Tactical International Fund	0.90%
SMarT Fund	1.00%
Activist Leaders Fund	0.60%

The Advisor has contractually agreed to reduce its fees and/or absorb expenses of the Funds, until at least March 1, 2021 to ensure that Total Annual Fund Operating Expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions; acquired fund fees and expenses; borrowing costs, such as interest and dividend expenses on securities sold short; taxes; and extraordinary expenses, such as litigation expenses) will not exceed the expense limitations of the Funds’ average daily net assets for each Fund’s share classes, as listed in the table below, subject to possible recoupment from the Funds in future years on a rolling three year basis (within the three years of when the amount was waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits as well as any expense limit that was in effect at the time the waiver or reimbursement was made. No recoupment amount will be paid to the Advisor in any fiscal quarter unless the Board has determined in advance that a recoupment is in the best interest of the applicable Fund and its shareholders. The expense limitations are as follows:

Fund	Expense Limitation
	Class I	Class N	Class Y
Managed Volatility Fund *	1.67%	1.92%	1.43%
Municipal Income Fund	1.00%	1.25%
Tactical Core Fund	1.20%	1.45%
Tactical International Fund	1.20%	1.45%
SMarT Fund	1.30%	1.55%
Activist Leaders Fund	0.90%	1.15%

Redwood Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2020

During the six months ended April 30, 2020, the Advisor reimbursed $130,425, $58,270, $27,332, $35,027, $40,315, and $50,519 to the Managed Volatility Fund, Municipal Income Fund, Tactical Core Fund, Tactical International Fund, SMarT Fund and Activist Leaders Fund, respectively. Cumulative expenses subject to recapture will expire on October 31 of the following years:

		Managed		AlphaFactor®	Systematic
	Managed	Municipal Income	AlphaFactor®	Tactical	Macro Trend	Activist Leaders
Year	Volatility Fund	Fund	Tactical Core Fund	International Fund	(“SMarT”) Fund	Fund
2020	$—	$45,756	$39,609	$—	$—	$—
2021	298,755	—	10,685	20,123	50,647	80,576
2022	409,145	148,961	100,519	55,962	62,061	69,602
Total	$707,900	$194,717	$150,813	$76,085	$112,708	$150,178

The Board has adopted the Trust’s Master Distribution and Shareholder Servicing Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act with respect to Class N shares of each of the Funds. The Plan provides that a monthly service and/or distribution fee is calculated by the Funds at an annual rate of 0.25% of its average daily net assets for Class N and is paid to Northern Lights Distributors, LLC (the “Distributor”) to provide compensation for ongoing shareholder servicing and distribution-related activities or services and/or maintenance of the Funds’ shareholder accounts not otherwise required to be provided by the Advisor. During the six months ended April 30, 2020, Class N paid $6,283, $70, $628, $45, and $41 in distribution fees for the Managed Volatility Fund, Municipal Income Fund, Tactical Core Fund, Tactical International Fund and SMarT Fund respectively.

The Distributor acts as each Fund’s principal underwriter in a continuous public offering of each Fund’s share classes. For the six months ended April 30, 2020, there were no underwriting commissions paid.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Gemini Fund Services, LLC (“GFS”) – GFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Funds pay GFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Blu Giant, LLC (“Blu Giant”), an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, BluGiant receives customary fees from the Funds.

On February 1, 2019, NorthStar Financial Services Group, LLC, the parent company of GFS and its affiliated companies including NLD, NLCS and Blu Giant (collectively, the “Gemini Companies”), sold its interest in the Gemini Companies to a third party private equity firm that contemporaneously acquired Ultimus Fund Solutions, LLC (an independent mutual fund administration firm) and its affiliates (collectively, the “Ultimus Companies”). As a result of these separate transactions, the Gemini Companies and the Ultimus Companies are now indirectly owned through a common parent entity, The Ultimus Group, LLC.

Redwood Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2020

5.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by the Funds for federal income tax purposes, and their respective gross unrealized appreciation and depreciation at April 30, 2020, were as follows:

				Tax Net
	Cost for Federal	Unrealized	Unrealized	Unlrealized
Portfolio	Tax Purposes	Appreciation	Depreciation	App/Dep
Redwood Managed Volatility Fund	$7,997,987	$1,953	$—	$1,953
Redwood Managed Municipal Income Fund	37,051,153	367	—	367
Redwood AlphaFactor® Tactical Core Fund	31,108,251	460,626	—	460,626
Redwood AlphaFactor® International Fund	21,600,211	634,574	—	634,574
Redwood Systematic Macro Trends (“SMarT”) Fund	40,611,957	3,132,258	(113,682)	3,018,576
Redwood Activist Leaders™ Fund	44,776,141	341,024	(7,482,001)	(7,140,977)

6.	DISTRIBUTION TO SHAREHOLDERS & TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the following years was as follows:

For the period ended October 31, 2019:
	Ordinary	Long-Term	Return	Tax-Exempt
Portfolio	Income	Capital Gains	of Capital	Income	Total
Redwood Managed Volatility Fund	$10,731,808	$—	$—	$—	$10,731,808
Redwood Managed Municipal Income Fund	140,980	—	—	5,123,860	5,264,840
Redwood AlphaFactor® Tactical Core Fund	6,678,688	87,144	—	—	6,765,832
Redwood AlphaFactor® International Fund	1,649,605	—	248,604	—	1,898,209
Redwood Systematic Macro Trends (“SMarT”) Fund	1,449,713	9,539	—	—	1,459,252
Redwood Activist Leaders™ Fund	1,235,724	—	6,468	—	1,242,192

For the period ended October 31, 2018:
	Ordinary	Long-Term	Return	Tax-Exempt
Portfolio	Income	Capital Gains	of Capital	Income	Total
Redwood Managed Volatility Fund	$28,113,133	$—	$—	$—	$28,113,133
Redwood Managed Municipal Income Fund	297,527	—	36,661	2,559,969	2,894,157
Redwood AlphaFactor® Tactical Core Fund	1,084,922	—	—	—	1,084,922
Redwood AlphaFactor® International Fund	472,930	—	—	—	472,930
Redwood Systematic Macro Trends (“SMarT”) Fund	1,084,350	—	—	—	1,084,350
Redwood Activist Leaders™ Fund	37,004	—	—	—	37,004

Redwood Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2020

As of October 31, 2019, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Undistributed	Post October	Capital Loss	Other	Unrealized	Total
	Ordinary	Ordinary	Long-Term	Loss and	Carry	Book/Tax	Appreciation/	Accumulated
Portfolio	Tax-Exempt Income	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Redwood Managed Volatility Fund	$—	$3,503,314	$—	$—	$(18,694,448)	$—	$67,996	$(15,123,138)
Redwood Managed Municipal Income Fund	—	15,137	—	—	(1,950,467)	18,719	10,051,442	8,134,831
Redwood AlphaFactor® Tactical Core Fund	—	975,062	—	—	(3,193,258)	—	3,942,663	1,724,467
Redwood AlphaFactor® International Fund	—	—	—	—	(5,623,139)	—	(503,155)	(6,126,294)
Redwood Systematic Macro Trends (“SMarT”) Fund	—	902,214	—	—	(3,069,064)	—	794,691	(1,372,159)
Redwood Activist Leaders™ Fund	—	—	—	—	(2,516,958)	—	60,238	(2,456,720)

The difference between book basis and tax basis accumulated net investment income (loss), accumulated net realized gains (losses), and unrealized appreciation (depreciation) from investments is primarily attributable to the mark to market treatment of swaps, tax deferral of losses on wash sales and tax adjustments for accrued dividends payable, real estate investment trusts, C-Corporation return of capital distributions and partnerships. In addition, the unrealized appreciation (depreciation) in the table above includes unrealized foreign currency gains (losses) of $3,571.

At October 31, 2019, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

	Non-Expiring
Portfolio	Short-Term	Long-Term	Total	CLCF Utilized
Redwood Managed Volatility Fund	$5,896,717	$12,797,731	$18,694,448	$—
Redwood Managed Municipal Income Fund	1,950,467	—	1,950,467	10,820
Redwood AlphaFactor® Tactical Core Fund	2,561,131	632,127	3,193,258	—
Redwood AlphaFactor® International Fund	5,623,139	—	5,623,139	—
Redwood Systematic Macro Trends (“SMarT”) Fund	3,069,064	—	3,069,064	—
Redwood Activist Leaders™ Fund	387,354	2,129,604	2,516,958	—

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of non-deductible expenses and the return of capital distributions, resulted in reclassifications for the period ended October 31, 2019 as follows:

	Paid	Accumulated
	In	Earnings
Portfolio	Capital	(Losses)
Redwood Managed Volatility Fund	$—	$—
Redwood Managed Municipal Income Fund	—	—
Redwood AlphaFactor® Tactical Core Fund	—	—
Redwood AlphaFactor® International Fund	—	—
Redwood Systematic Macro Trends (“SMarT”) Fund	—	—
Redwood Activist Leaders™ Fund	(6,468)	6,468

Redwood Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2020

7.	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of control of the Fund, under Section 2(a)(9) of the 1940 Act. As of April 30, 2020 the companies that held more than 25% of the voting securities of the Funds, and may be deemed to control the respective Fund, are as follows:

				Tactical
	Managed	Municipal	Tactical Core	International		Activist
Owner	Volatility Fund	Income Fund	Fund	Fund	SMarT Fund	Leaders Fund
Charles Schwab (1)	—	—	28.0%	27.2%	29.5%	30.5%
National Financial Services (1)	—	—	—	—	—	—
TD Ameritrade (1)	49.0%	55.3%	64.2%	68.6%	64.9%	66.8%

(1)	These owners are comprised of mulitiple investors and accounts.

8.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Redwood Funds
EXPENSE EXAMPLES (Unaudited)
April 30, 2020

As a shareholder of the Funds you incur two types of costs: (1) transaction costs (such as front-end loads and redemption fees) and (2) ongoing costs, including advisory fees, distribution and/or service (12b-1 fees) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs.

This example is based on an investment of $1,000 invested for the period of time beginning November 1, 2019 and held through April 30, 2020.

Actual Expenses: The “Actual Expenses” column in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Examples for Comparison Purposes: The “Hypothetical” column in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as front-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical
			Actual		(5% return before expenses)

	Fund’s	Beginning	Ending	Expenses	Ending	Expenses
	Annualized	Account Value	Account Value	Paid During	Account Value	Paid During
Class I	Expense Ratio	11/1/19	4/30/20	Period*	4/30/20	Period*
Redwood Managed Volatility Fund	1.52%	$1,000.00	$935.60	$7.32	$1,017.30	$7.62
Redwood Managed Municipal Income Fund	1.00%	$1,000.00	$945.00	$4.84	$1,019.89	$5.02
Redwood AlphaFactor® Tactical Core Fund	1.20%	$1,000.00	$709.40	$5.10	$1,018.90	$6.02
Redwood AlphaFactor® Tactical International Fund	1.20%	$1,000.00	$958.90	$5.84	$1,018.90	$6.02
Redwood Systematic Macro Trend “SMarT” Fund	1.30%	$1,000.00	$1,034.80	$6.58	$1,018.40	$6.52
Redwood Activist Leaders® Fund	0.90%	$1,000.00	$842.00	$4.12	$1,020.39	$4.52

Class N
Redwood Managed Volatility Fund	1.76%	$1,000.00	$934.70	$8.47	$1,016.11	$8.82
Redwood Managed Municipal Income Fund	1.25%	$1,000.00	$943.20	$6.04	$1,018.65	$6.27
Redwood AlphaFactor® Tactical Core Fund	1.45%	$1,000.00	$708.20	$6.16	$1,017.65	$7.27
Redwood AlphaFactor® Tactical International Fund	1.45%	$1,000.00	$957.10	$7.06	$1,017.65	$7.27
Redwood Systematic Macro Trend “SMarT” Fund	1.55%	$1,000.00	$1,033.30	$7.84	$1,017.16	$7.77
Redwood Activist Leaders® Fund	1.15%	$1,000.00	$841.30	$5.26	$1,019.14	$5.77

Class Y
Redwood Managed Volatility Fund	1.43%	$1,000.00	$936.10	$6.88	$1,017.75	$7.17

*	Expenses are equal to the average account value over the period, multiplied by the Funds’ annualized expense ratio, multiplied by the number of days in the period ended April 30, 2020, (182) divided by the number of days in the fiscal year (366).

Redwood Funds
SUPPLEMENTAL INFORMATION (Unaudited)
April 30, 2020

Approval of Advisory Agreement

Redwood Funds

At a meeting held on December 17-18, 2019 (the “Meeting”), the Board of Trustees (the “Board”) of Two Roads Shares Trust (the “Trust”), each of whom is not an “interested person” of the Trust (the “Independent Trustees” or the “Trustees”), as such term is defined under Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”), considered the reapproval of the investment advisory agreements (each an “Advisory Agreement” and collectively the “Advisory Agreements”) between Redwood Investment Management LLC (“Redwood” or the “Adviser”) and the Trust, on behalf of the Redwood Managed Volatility Fund, Redwood Managed Municipal Income Fund, Redwood AlphaFactor Tactical Core Fund, Redwood AlphaFactor Tactical International Fund, Redwood Systematic Macro Trend (“SMarT”) Fund and Redwood Activist Leaders Fund (each a “Redwood Fund” and together the “Redwood Funds “).In connection with the Board’s consideration of the Advisory Agreements, the Board received written materials in advance of the Meeting, which included information regarding: (i) the nature, extent, and quality of services to be provided to each Redwood Fund by Redwood; (ii) a description of the Adviser’s investment management personnel; (iii) an overview of the Adviser’s operations and financial condition; (iv) a description of the Adviser’s brokerage practices (including any soft dollar arrangements); (v) a comparison of each Redwood Fund’s advisory fees and overall expenses with those of comparable mutual funds; (vi) the anticipated level of profitability from the Adviser’s fund-related operations; (vii) the Adviser’s compliance policies and procedures, including policies and procedures for personal securities transactions, business continuity and information security and (viii) information regarding the performance record of each Redwood Fund as compared to other mutual funds with similar investment strategies.

Throughout the process, including at the meeting, the Board had numerous opportunities to ask questions of and request additional materials from Redwood. During the Meeting, the Board was advised by, and met in executive session with, the Board’s independent legal counsel, and received a memorandum from such independent counsel regarding their responsibilities under applicable law. The Board also noted that the evaluation process with respect to the Adviser was an ongoing one and that in this regard, the Board took into account discussions with management and information provided to the Board at prior meetings with respect to the services provided by the Adviser.

Matters considered by the Board in connection with its approval of the Advisory Agreements included, among others, the following:

Nature, Extent and Quality of Services. The Board reviewed materials provided by Redwood related to the Advisory Agreements with the Trust with respect to each of the Redwood Funds, including the Advisory Agreements, a description of the manner in which investment decisions are made and executed; an overview of the personnel that perform services for the Redwood Funds and their background and experience; a summary of the financial condition of Redwood; a written report containing Redwood’s performance commentary for the prior quarterly

Redwood Funds
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
April 30, 2020

period; Redwood’s compliance policies and procedures, including its business continuity and cybersecurity policies, a Code of Ethics containing provisions reasonably necessary to prevent Access Persons, as that term is defined in Rule 17j-1 under the 1940 Act, from engaging in conduct prohibited by Rule 17j-1(b); information regarding risk management processes and liquidity management; an annual review of the operation of Redwood’s compliance program; information regarding Redwood’s compliance and regulatory history; and an independent report prepared by Broadridge, an independent third party data provider, analyzing the performance record, fees and expenses of the Redwood Funds as compared to other mutual funds with similar investment strategies.

In reaching its conclusions with respect to the nature and quality of services to be provided by Redwood under the Advisory Agreements, the Board considered Redwood’s asset management, risk management, operations, and compliance experience. The Board considered that the investment strategies used in the Redwood Funds employ quantitative and tactical investment elements and require a significant level of sophistication to execute. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding Redwood’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act which included evaluating the regulatory compliance systems of Redwood and procedures reasonably designed to assure compliance with federal securities laws. The Board also considered Redwood’s policies and procedures in the areas of business continuity and with respect to information systems security and the Trust CCO’s review and evaluation of the same, which found them to be satisfactory. The Board also considered the operation and robustness of Redwood’s compliance program, and that Redwood had added personnel to its compliance and operations functions. The Board noted that Redwood appeared to have adequate capacity to operate both its investment and compliance program, including the implementation of trading procedures reasonably designed to mitigate conflicts among accounts, that Redwood had adopted cybersecurity and business continuity policies and procedures, and that Redwood’s risk management and associated policies appeared to be operating effectively to identify and monitor risks. The Board noted that Redwood had not reported any shareholder complaints or litigation, no significant operational issues, and no material compliance violations. The Board also considered the significant risks assumed by the Adviser in connection with the services provided to the Redwood Funds, including entrepreneurial risk and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to the Redwood Funds.

In considering the nature, extent, and quality of the services provided by Redwood, the Board also took into account its knowledge, acquired through discussions and reports during the preceding year and in past years, of Redwood’s management and the quality of the performance of Redwood’s duties.

Redwood Funds
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
April 30, 2020

The Board concluded that Redwood had sufficient quality and depth of personnel, resources, investment methodologies and compliance policies and procedures to perform its duties under the Advisory Agreements with respect to each of the Redwood Funds and that the nature, overall quality and extent of the management services provided by Redwood to the Redwood Funds was satisfactory and reliable.

Performance. In considering each Redwood Fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about each of the Redwood Fund’s performance results, as well as its previous deliberations with respect to certain of the Redwood Funds. Among other data, the Board considered each Redwood Fund’s performance as compared to a broad-based index and against a group of peer funds (the “Peer Group”) provided by Broadridge, an independent third-party data provided. The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group.

With respect to the Redwood AlphaFactor Tactical Core Fund, the Board considered, among other performance data, the Fund’s performance for the one-year and since inception periods ended September 30, 2019 as compared to its the “Peer Group and the Fund’s Morningstar category (Mid-Cap Value). The Board considered that the Fund had underperformed the median of the Peer Group and Morningstar category and its benchmark for the one-year period, but since inception has delivered positive performance returns and exceeded its Peer Group median and underperformed its benchmark.

With respect to the Redwood Managed Municipal Income Fund, the Board considered, among other performance data, the Fund’s performance for the one-year and since inception periods ended September 30, 2019 as compared to its Peer Group and the Fund’s Morningstar category (High Yield Municipals) and the Fund’s benchmark index. The Board considered that the Fund had outperformed the median of the Peer Group, Morningstar category and benchmark for the one-year period and outperformed the Peer Group median and benchmark since inception.

With respect to each of the Redwood AlphaFactor Tactical Core Fund and Redwood Managed Municipal Income Fund, the Board took into account the short operating history of each Fund and noted that this period did not reflect returns over a full market cycle. With respect to the Redwood AlphaFactor Tactical International Fund, Redwood Activist Leaders Fund and Redwood Systematic Macro Trend (“SMarT”) Fund, the Board noted that at its prior meeting held on September 11 & 12, 2019, the Board considered each Fund’s performance for the one-year, and since inception periods ended June 30, 2019 as compared to each Fund’s benchmark index and against its respective Peer Group. The Board considered that the Redwood AlphaFactor Tactical International Fund had outperformed the median of its Peer Group and Morningstar category and

Redwood Funds
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
April 30, 2020

its benchmark for both the one-year and since inception periods. The Board also noted that the Redwood Activist Leaders Fund and Redwood Systematic Macro Trend (“SMarT”) Fund had underperformed the median of their respective Peer Groups and Morningstar categories and the respective benchmarks included in the report provided by Broadridge for both the one-year and since inception (November 2, 2017) periods. The Board took into account the short operating history of each Fund and noted that this period did not reflect returns over a full market cycle.

With respect to the Redwood Managed Volatility Fund, the Board noted that at its prior meeting held on June 18 & 19, 2019, the Board considered, among other performance data, the Fund’s performance for the one-year and three-year periods ended March 31, 2019 as compared to the Fund’s benchmark index and against the performance of its Peer Group. The Board considered that the Redwood Managed Volatility Fund had underperformed the median of the Peer Group and the benchmark for the one-year period, outperformed its Peer Group and the benchmark for the three-year period, and slightly underperformed the median of its Peer Group, but outperformed its benchmark for the five-year period.

The Board also took into account management’s discussion of each of the Redwood Funds’ performance, including the quarterly written report containing Redwood’s performance commentary. The Board also noted each Redwood Fund’s risk adjusted returns and how each Redwood Fund was managed with respect to volatility. The Board also noted that that Redwood was actively monitoring the performance of each Redwood Fund. The Board also considered more recent performance information provided at this Meeting. The Board concluded that the overall performance of each of the Redwood Funds was satisfactory or, in the case of underperformance, was being appropriately monitored.

Fees and Expenses. As to the costs of the services provided by Redwood, among other expense data, the Board considered a comparison prepared by Broadridge of each Redwood Fund’s advisory fee and operating expenses compared to each Redwood Fund’s Peer Group and respective Morningstar category.

With respect to the Redwood AlphaFactor Tactical Core Fund, the Board noted, among other data, that the advisory fee was lower than the Fund’s Peer Group average and higher than the median of the Fund’s Morningstar category (Mid-Cap Value), noting however that the majority of the Fund’s peers had advisory fees that were more in the range of the Fund’s fee and not the category averages.

With respect to the Redwood Managed Municipal Income Fund, the Board noted, among other data, that the advisory fee was lower than the average of the Fund’s Peer Group and higher than the median of the Fund’s Morningstar category (High Yield Muni), but was not the highest in the Fund’s Morningstar category. The Board noted that each advisory fee was within a not excessive range of its respective Morningstar category.

Redwood Funds
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
April 30, 2020

The Board also took into account that Redwood had agreed to reimburse expenses to limit net annual operating expenses (exclusive of (i) any front-end or contingent deferred loads; (ii) brokerage fees and com missions; (iii) acquired fund fees and expenses; (iv) borrowing costs (such as interest and dividend expense on securities sold short); (v) taxes; and (vi) extraordinary expenses, such as litigation expenses) to 1.45% and 1.20% for Class N and I shares, respectively, for the Redwood AlphaFactor Tactical Core Fund and 1.25%, and 1.00% for Class N and Class I shares, respectively, of the Redwood Managed Municipal Income Fund.

With respect to the Redwood Activist Leaders Fund, the Board noted that it had considered information at the September 11 & 12, 2019 that the advisory fee was higher than the median of the Fund’s Peer Group and Morningstar category (Mid-Cap Blend Category), but was not the highest in the Fund’s Peer Group or Morningstar category. With respect to the Redwood AlphaFactor Tactical International Fund, the Board noted, among other data, that the advisory fee was the highest of its Peer Group and of its Morningstar category (Foreign Large Blend Category). With respect to the Redwood Systematic Macro Trend (“SMarT”) Fund, the Board noted, among other data, that the advisory fee was roughly equal to the median of the Peer Group and higher than the median of its Morningstar category (Allocation – 30%-50% Equity) as selected by Morningstar. The Board noted that each advisory fee was within a not excessive range of its respective Morningstar category.

With respect to the Redwood Managed Volatility Fund, the Board noted that at its June 18 & 19, 2019 meeting the Board had considered that the Fund’s advisory fee was above the Peer Group median, but that the total net operating expenses were below the Peer Group median. The Board took into account Redwood’s discussion of the Fund’s expenses, and also considered the level of the Fund’s net operating expenses as contained in the Fund’s most recent prospectus. The Board considered the Fund’s expense ratio, noting that Redwood had agreed to limit the Fund’s net annual operating expenses to 1.67%, 1.92% and 1.43% (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions; acquired fund fees and expenses; borrowing costs (such as interest and dividend expense on securities sold short); taxes; and extraordinary expenses, such as litigation expenses) of the average net assets of Class I, Class N and Class Y shares of the Redwood Fund, respectively.

In considering the level of the advisory fee with respect to each of the Redwood Funds, the Board also took into account the cost of other accounts managed by Redwood that used a similar strategy, if any, noting that differences were attributable to the differences in the management of these different kinds of accounts.

With respect to the SMarT Fund and the Redwood Managed Municipal Income Fund, the Board also determined that the services provided by Redwood under the Advisory Agreement with

Redwood Funds
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
April 30, 2020

respect to each Fund were in addition to, rather than duplicative of, the advisory services provided to the underlying funds in which each Fund invests.

Based on the factors above, the Board concluded that the advisory fee of each of the Redwood Funds was not unreasonable.

Profitability. The Board considered Redwood’s profitability and whether these profits were reasonable in light of the services provided to each of the Redwood Funds, including the reviews taken at prior meetings with respect to the Redwood AlphaFactor Tactical International Fund, Redwood Activist Leaders Fund, Redwood Systematic Macro Trend (“SMarT”) Fund, and Redwood Managed Volatility Fund.

The Board reviewed profitability analyses prepared by Redwood based on each Redwood Fund’s asset levels and considered the total profits of Redwood from its relationship with each of the Redwood Funds on a Fund-by-Fund basis and for such Redwood Funds in the aggregate. The Board concluded that Redwood’s profitability from its relationship with the Redwood Funds, after taking into account a reasonable allocation of costs, was not excessive.

Economies of Scale. The Board considered whether Redwood would realize economies of scale with respect to its management of each Redwood Fund as each Redwood Fund grew and whether fee levels reflected these economies. The Board noted that that although each Redwood Fund’s current advisory fee does not include breakpoints, each Redwood Fund’s future shareholders should benefit from each Redwood Fund’s growth. The Board considered the profitability analysis included in the Board Materials and from prior deliberations and noted that while expenses of managing each Redwood Fund as a percentage of assets under management were expected to decrease as each Redwood Fund’s assets continued to grow, at current asset levels, economies of scale have not yet been reached. The Board noted that it would revisit whether economies of scale exist in the future once each Redwood Fund had achieved sufficient scale.

Other Benefits. The Board also considered the character and amount of other direct and incidental benefits to be received by Redwood from its association with the Redwood Funds. The Board considered that Redwood uses each of the Redwood Funds as components of model portfolios it builds for its clients and that expanding its offering of mutual funds will result in a greater number and type of model portfolios offered by Redwood. Redwood did not anticipate receiving any other direct, indirect or ancillary material “fall-out” benefits from its relationship with the Funds.

Redwood Funds
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
April 30, 2020

Conclusion. The Board, having requested and received such information from Redwood as it believed reasonably necessary to evaluate the terms of the Advisory Agreements, and having been advised by independent counsel that the Board had appropriately considered and weighed all relevant factors, determined that approval of the Advisory Agreements for an additional one-year term was in the best interests of each Redwood Fund and its shareholders.

In considering the Advisory Agreements renewal, the Board considered a variety of factors, including those discussed above, and also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry). The Board did not identify any one factor as determinative, and each Independent Trustee may have weighed each factor differently. The Board’s conclusions may be based in part on its consideration of the advisory arrangements in prior years and on the Board’s ongoing regular review of fund performance and operations throughout the year.

PRIVACY NOTICE

FACTS	WHAT DOES TWO ROADS SHARED TRUST DO WITH YOUR PERSONAL INFORMATION

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	THE TYPES OF PERSONAL INFORMATION WE COLLECT AND SHARE DEPENDS ON THE PRODUCT OR SERVICE THAT YOU HAVE WITH US. THIS INFORMATION CAN INCLUDE:

● Social Security number and income

● Account transactions and transaction history

● Investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reason Two Roads Shared Trust chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Two Roads Shared Trust share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	YES	NO
For our marketing purposes – to offer our products and services to you	NO	We do not share
For joint marketing with other financial companies	NO	We do not share
For our affiliates’ everyday business purposes – information about your transactions and experiences	NO	We do not share
For our affiliates’ everyday business purposes – information about your creditworthiness	NO	We do not share
For our affiliates to market to you	NO	We do not share
For nonaffiliates to market to you	NO	We do not share

Questions?	Call 1-402-895-1600

What we do

How does Two Roads Shared Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Two Roads Shared Trust collect my personal information?	We collect your personal information, for example, when you
● open an account or give us contact information

● provide account information or give us your income information

● make deposits or withdrawals from your account

We also collect your personal information from other companies.

Why can’t I limit all sharing?	Federal law gives you the right to limit only

● sharing for affiliates’ everyday business purposes – information about your creditworthiness

● affiliates from using your information to market to you

● sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing

Definitions

Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.

● Two Roads Shared Trust has no affiliates.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies.

● Two Roads Shared Trust does not share with nonaffiliates so they can market to you.

Joint marketing	A formal agreement between nonaffiliates financial companies that together market financial products or services to you.

● Two Roads Shared Trust does not jointly market.

Proxy Voting Policy

Information regarding how the Funds vote proxies relating to portfolio securities for the 12 month period ended April 30th as well as a description of the policies and procedures that the Funds used to determine how to vote proxies is available without charge, upon request, by calling 1-855-852-8998 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Portfolio Holdings

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Port. Form N-Port is available on the SEC’s website at http://www.sec.gov. The information on Form N-Port is available without charge, upon request, by calling 1-855-733-3863.

Investment Advisor
Redwood Investment Management, LLC
4110 N Scottsdale Rd, Suite 125
Scottsdale, AZ 85251

Administrator
Gemini Fund Services, LLC
4221 North 203rd Street, Suite 100
Elkhorn, NE 68022-3474

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(a)(4) Not applicable.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Two Roads Shared Trust

By James Colantino	/s/James Colantino
President/Principal Executive Officer,
Date: June 30, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By James Colantino	/s/James Colantino
President/Principal Executive Officer
Date: June 30, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Laura Szalyga	/s/ Laura Szalyga
Treasurer/Principal Financial Officer
Date: June 30, 2020